UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

March 31, 2017

VIPVAL-QTLY-0517
1.799871.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 1.1%
Delphi Automotive PLC	48,100	$3,871,569
Diversified Consumer Services - 1.9%
Houghton Mifflin Harcourt Co. (a)	234,400	2,379,160
Service Corp. International	136,300	4,208,944
		6,588,104
Hotels, Restaurants & Leisure - 1.0%
Wyndham Worldwide Corp.	39,000	3,287,310
Media - 3.3%
Liberty Global PLC Class C (a)	123,800	4,337,952
Sinclair Broadcast Group, Inc. Class A	86,700	3,511,350
Twenty-First Century Fox, Inc. Class A	100,100	3,242,239
		11,091,541

TOTAL CONSUMER DISCRETIONARY		24,838,524

CONSUMER STAPLES - 6.3%
Food & Staples Retailing - 3.4%
Kroger Co.	96,400	2,842,836
Safeway, Inc.:
rights (a)	4,600	0
rights (a)	4,600	828
Walgreens Boots Alliance, Inc.	61,000	5,066,050
Whole Foods Market, Inc.	126,500	3,759,580
		11,669,294
Food Products - 1.4%
Darling International, Inc. (a)	197,200	2,863,344
Lamb Weston Holdings, Inc.	41,000	1,724,460
		4,587,804
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR (b)	78,700	5,219,384

TOTAL CONSUMER STAPLES		21,476,482

ENERGY - 11.9%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	61,900	3,702,858
Dril-Quip, Inc. (a)	60,200	3,283,910
		6,986,768
Oil, Gas & Consumable Fuels - 9.8%
Apache Corp.	56,600	2,908,674
Boardwalk Pipeline Partners, LP	188,400	3,449,604
Cabot Oil & Gas Corp.	74,200	1,774,122
Chevron Corp.	79,692	8,556,530
ConocoPhillips Co.	114,600	5,715,102
Lundin Petroleum AB	167,900	3,406,474
Suncor Energy, Inc.	107,100	3,288,260
Teekay LNG Partners LP	128,000	2,246,400
Teekay Offshore Partners LP	423,200	2,145,624
		33,490,790

TOTAL ENERGY		40,477,558

FINANCIALS - 25.6%
Banks - 7.5%
Citigroup, Inc.	75,247	4,501,276
JPMorgan Chase & Co.	87,216	7,661,053
U.S. Bancorp	162,047	8,345,421
Wells Fargo & Co.	87,500	4,870,250
		25,378,000
Capital Markets - 3.4%
Ares Capital Corp.	102,973	1,789,671
BlackRock, Inc. Class A	10,368	3,976,232
Legg Mason, Inc.	104,900	3,787,939
The Blackstone Group LP	65,500	1,945,350
		11,499,192
Consumer Finance - 6.8%
Capital One Financial Corp.	69,400	6,014,204
Discover Financial Services	113,000	7,728,070
OneMain Holdings, Inc. (a)	112,200	2,788,170
Synchrony Financial	196,300	6,733,090
		23,263,534
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	68,000	11,334,238
Insurance - 4.6%
Chubb Ltd.	57,300	7,807,125
FNF Group	104,000	4,049,760
Willis Group Holdings PLC	27,900	3,651,831
		15,508,716

TOTAL FINANCIALS		86,983,680

HEALTH CARE - 12.2%
Biotechnology - 2.6%
Amgen, Inc.	31,200	5,118,984
United Therapeutics Corp. (a)	26,800	3,628,184
		8,747,168
Health Care Equipment & Supplies - 1.3%
Medtronic PLC	55,200	4,446,912
Health Care Providers & Services - 2.2%
Anthem, Inc.	18,700	3,092,606
Laboratory Corp. of America Holdings (a)	26,400	3,787,608
McKesson Corp.	5,700	845,082
		7,725,296
Pharmaceuticals - 6.1%
Endo International PLC (a)	189,700	2,117,052
GlaxoSmithKline PLC sponsored ADR	85,500	3,604,680
Jazz Pharmaceuticals PLC (a)	40,474	5,873,992
Novartis AG sponsored ADR	33,400	2,480,618
Sanofi SA sponsored ADR	84,100	3,805,525
Teva Pharmaceutical Industries Ltd. sponsored ADR	86,400	2,772,576
		20,654,443

TOTAL HEALTH CARE		41,573,819

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.2%
General Dynamics Corp.	23,000	4,305,600
KLX, Inc. (a)	37,100	1,658,370
Rolls-Royce Holdings PLC	154,019	1,455,027
		7,418,997
Construction & Engineering - 1.4%
AECOM (a)	134,885	4,800,557
Machinery - 2.4%
Allison Transmission Holdings, Inc.	103,900	3,746,634
Ingersoll-Rand PLC	53,400	4,342,488
		8,089,122
Road & Rail - 0.6%
Swift Transporation Co. (a)	105,000	2,156,700
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	87,300	4,013,181
HD Supply Holdings, Inc. (a)	47,300	1,945,213
		5,958,394

TOTAL INDUSTRIALS		28,423,770

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	82,200	3,428,562
Electronic Equipment & Components - 3.3%
Dell Technologies, Inc. (a)	33,430	2,142,194
Flextronics International Ltd. (a)	78,300	1,315,440
Jabil Circuit, Inc.	164,100	4,745,772
TE Connectivity Ltd.	39,200	2,922,360
		11,125,766
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	50,800	3,023,616
Computer Sciences Corp.	62,900	4,340,729
First Data Corp. Class A (a)	112,400	1,742,200
Total System Services, Inc.	45,000	2,405,700
		11,512,245
Semiconductors & Semiconductor Equipment - 1.8%
Qualcomm, Inc.	105,100	6,026,434
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	24,300	3,490,938

TOTAL INFORMATION TECHNOLOGY		35,583,945

MATERIALS - 5.5%
Chemicals - 4.1%
E.I. du Pont de Nemours & Co.	70,500	5,663,265
Eastman Chemical Co.	37,200	3,005,760
LyondellBasell Industries NV Class A	22,900	2,088,251
PPG Industries, Inc.	15,000	1,576,200
Westlake Chemical Corp.	26,300	1,737,115
		14,070,591
Containers & Packaging - 1.4%
Ball Corp.	38,100	2,829,306
Berry Plastics Group, Inc. (a)	38,400	1,865,088
		4,694,394

TOTAL MATERIALS		18,764,985

REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 6.0%
American Tower Corp.	39,900	4,849,446
Equity Lifestyle Properties, Inc.	39,900	3,074,694
Essex Property Trust, Inc.	14,700	3,403,491
Extra Space Storage, Inc.	38,700	2,878,893
Outfront Media, Inc.	126,500	3,358,575
SBA Communications Corp. Class A (a)	22,500	2,708,325
		20,273,424
UTILITIES - 4.7%
Electric Utilities - 3.3%
American Electric Power Co., Inc.	56,700	3,806,271
Edison International	49,907	3,973,096
NextEra Energy, Inc.	25,800	3,311,946
		11,091,313
Multi-Utilities - 1.4%
Sempra Energy	43,900	4,850,950

TOTAL UTILITIES		15,942,263

TOTAL COMMON STOCKS
(Cost $291,719,855)		334,338,450

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)
(Cost $8,679)	7,084,874	8,877

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.84% (c)	4,670,981	4,671,915
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	4,730,590	4,731,063
TOTAL MONEY MARKET FUNDS
(Cost $9,402,819)		9,402,978
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $301,131,353)		343,750,305
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(3,800,734)
NET ASSETS - 100%		$339,949,571

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,077
Fidelity Securities Lending Cash Central Fund	30,711
Total	$34,788

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,838,524	$24,838,524	$--	$--
Consumer Staples	21,476,482	21,475,654	--	828
Energy	40,477,558	40,477,558	--	--
Financials	86,983,680	86,983,680	--	--
Health Care	41,573,819	41,573,819	--	--
Industrials	28,432,647	26,977,620	1,455,027	--
Information Technology	35,583,945	35,583,945	--	--
Materials	18,764,985	18,764,985	--	--
Real Estate	20,273,424	20,273,424	--	--
Utilities	15,942,263	15,942,263	--	--
Money Market Funds	9,402,978	9,402,978	--	--
Total Investments in Securities:	$343,750,305	$342,294,450	$1,455,027	$828

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $301,377,485. Net unrealized appreciation aggregated $42,372,820, of which $54,422,329 related to appreciated investment securities and $12,049,509 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

March 31, 2017

VIPEI-QTLY-0517
1.799856.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
Delphi Automotive PLC	166,400	$13,393,536
Automobiles - 1.9%
Fiat Chrysler Automobiles NV (a)	258,600	2,826,498
Fiat Chrysler Automobiles NV (a)	2,329,400	25,471,290
General Motors Co.	2,336,100	82,604,496
		110,902,284
Hotels, Restaurants & Leisure - 1.1%
Dunkin' Brands Group, Inc.	885,500	48,419,140
Whitbread PLC	261,944	12,989,746
		61,408,886
Household Durables - 0.7%
M.D.C. Holdings, Inc.	767,535	23,064,427
Tupperware Brands Corp.	272,100	17,066,112
		40,130,539
Leisure Products - 0.6%
Mattel, Inc.	644,000	16,492,840
New Academy Holding Co. LLC unit (a)(b)(c)	127,200	6,432,504
Polaris Industries, Inc. (d)	135,800	11,380,040
		34,305,384
Media - 3.0%
Comcast Corp. Class A (e)	3,310,386	124,437,410
The Walt Disney Co.	163,800	18,573,282
Time Warner, Inc.	317,000	30,974,070
		173,984,762
Multiline Retail - 1.1%
Kohl's Corp.	439,275	17,487,538
Macy's, Inc.	656,900	19,470,516
Target Corp.	508,660	28,072,945
		65,030,999
Specialty Retail - 0.4%
Bed Bath & Beyond, Inc.	62,900	2,482,034
Foot Locker, Inc.	123,900	9,268,959
GNC Holdings, Inc.	376,856	2,773,660
Williams-Sonoma, Inc.	108,200	5,801,684
		20,326,337

TOTAL CONSUMER DISCRETIONARY		519,482,727

CONSUMER STAPLES - 9.4%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	258,500	24,741,035
The Coca-Cola Co.	759,800	32,245,912
		56,986,947
Food & Staples Retailing - 3.7%
CVS Health Corp.	796,000	62,486,000
Kroger Co.	200,800	5,921,592
Wal-Mart Stores, Inc.	976,778	70,406,158
Walgreens Boots Alliance, Inc.	723,907	60,120,476
Whole Foods Market, Inc.	456,100	13,555,292
		212,489,518
Food Products - 0.8%
B&G Foods, Inc. Class A (d)	612,113	24,637,548
The Hain Celestial Group, Inc. (a)	114,000	4,240,800
The Hershey Co. (e)	104,000	11,362,000
The J.M. Smucker Co.	60,800	7,969,664
		48,210,012
Household Products - 3.4%
Kimberly-Clark Corp.	192,800	25,378,264
Procter & Gamble Co.	1,898,219	170,554,977
		195,933,241
Personal Products - 0.3%
Unilever NV (NY Reg.)	301,800	14,993,424
Tobacco - 0.2%
Reynolds American, Inc.	174,100	10,971,782

TOTAL CONSUMER STAPLES		539,584,924

ENERGY - 11.2%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc. (e)	274,600	16,426,572
Halliburton Co.	318,900	15,693,069
Oceaneering International, Inc.	80,500	2,179,940
Schlumberger Ltd.	238,800	18,650,280
		52,949,861
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	419,986	26,039,132
Apache Corp.	422,368	21,705,492
Chevron Corp.	772,380	82,930,441
ConocoPhillips Co.	1,746,800	87,112,916
CONSOL Energy, Inc.	447,735	7,512,993
Energy Transfer Equity LP	105,500	2,081,515
EQT Midstream Partners LP	13,700	1,053,530
Exxon Mobil Corp.	140,400	11,514,204
Golar LNG Ltd.	182,900	5,108,397
Imperial Oil Ltd.	265,400	8,086,632
Kinder Morgan, Inc.	1,699,600	36,949,304
Legacy Reserves LP (a)	1,295,801	2,967,384
MPLX LP	551,557	19,900,177
Suncor Energy, Inc.	2,323,200	71,328,538
The Williams Companies, Inc.	3,643,249	107,803,738
Williams Partners LP	2,394,956	97,786,053
		589,880,446

TOTAL ENERGY		642,830,307

FINANCIALS - 24.0%
Banks - 12.8%
Bank of America Corp.	4,287,700	101,146,843
Comerica, Inc. (e)	517,548	35,493,442
Huntington Bancshares, Inc.	471,824	6,317,723
JPMorgan Chase & Co. (e)	2,678,664	235,293,846
KeyCorp	2,049,913	36,447,453
Lloyds Banking Group PLC	8,847,400	7,358,215
M&T Bank Corp.	407,991	63,128,447
Prosperity Bancshares, Inc.	20,100	1,401,171
Regions Financial Corp. (e)	2,115,700	30,741,121
Standard Chartered PLC (United Kingdom) (a)	1,026,935	9,817,116
SunTrust Banks, Inc. (e)	824,300	45,583,790
U.S. Bancorp	1,323,138	68,141,607
Wells Fargo & Co.	1,670,086	92,956,987
		733,827,761
Capital Markets - 6.3%
Apollo Global Management LLC Class A	195,900	4,764,288
Ares Capital Corp.	803,095	13,957,791
Ares Management LP	175,703	3,329,572
KKR & Co. LP	4,632,885	84,457,494
Morgan Stanley (e)	1,172,875	50,245,965
State Street Corp.	1,060,302	84,410,642
The Blackstone Group LP	3,721,726	110,535,262
TPG Specialty Lending, Inc.	247,431	5,045,118
Virtu Financial, Inc. Class A (d)	170,700	2,901,900
		359,648,032
Insurance - 4.6%
American International Group, Inc.	87,300	5,450,139
Chubb Ltd.	929,771	126,681,299
Marsh & McLennan Companies, Inc. (e)	226,200	16,713,918
MetLife, Inc.	1,486,970	78,541,755
Prudential Financial, Inc.	365,362	38,976,818
		266,363,929
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	94,148	1,872,604
Two Harbors Investment Corp.	575,934	5,523,207
		7,395,811
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	574,408	10,316,368

TOTAL FINANCIALS		1,377,551,901

HEALTH CARE - 9.4%
Biotechnology - 1.3%
Amgen, Inc.	358,771	58,863,558
Gilead Sciences, Inc.	215,900	14,663,928
		73,527,486
Health Care Equipment & Supplies - 2.2%
Dentsply Sirona, Inc.	248,700	15,528,828
Medtronic PLC	1,358,552	109,444,949
		124,973,777
Health Care Providers & Services - 0.0%
Anthem, Inc.	21,300	3,522,594
HealthSouth Corp.	1	43
		3,522,637
Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	184,300	2,430,719
Bristol-Myers Squibb Co.	366,300	19,919,394
GlaxoSmithKline PLC	3,043,300	63,279,154
Johnson & Johnson	1,404,068	174,876,669
Merck & Co., Inc.	387,000	24,589,980
Pfizer, Inc.	617,012	21,107,981
Sanofi SA	198,692	17,960,820
Teva Pharmaceutical Industries Ltd. sponsored ADR	454,700	14,591,323
		338,756,040

TOTAL HEALTH CARE		540,779,940

INDUSTRIALS - 9.5%
Aerospace & Defense - 3.2%
General Dynamics Corp. (e)	275,900	51,648,480
Raytheon Co. (e)	179,200	27,328,000
The Boeing Co.	85,000	15,033,100
United Technologies Corp.	792,871	88,968,055
		182,977,635
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	89,428	6,911,890
PostNL NV	3,726,800	17,604,622
United Parcel Service, Inc. Class B	847,437	90,929,990
		115,446,502
Airlines - 0.3%
Allegiant Travel Co.	13,000	2,083,250
Copa Holdings SA Class A	152,900	17,163,025
		19,246,275
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	761,400	33,250,338
Waste Connection, Inc. (Canada)	81,418	7,188,857
		40,439,195
Electrical Equipment - 0.9%
AMETEK, Inc.	115,200	6,230,016
Eaton Corp. PLC	430,600	31,928,990
Regal Beloit Corp.	133,600	10,106,840
		48,265,846
Industrial Conglomerates - 2.3%
General Electric Co. (e)	4,403,947	131,237,621
Machinery - 0.1%
Allison Transmission Holdings, Inc.	175,800	6,339,348

TOTAL INDUSTRIALS		543,952,422

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 3.7%
Cisco Systems, Inc.	6,322,131	213,688,028
Electronic Equipment & Components - 0.7%
Dell Technologies, Inc. (a)	329,141	21,091,355
TE Connectivity Ltd.	265,361	19,782,663
		40,874,018
IT Services - 1.5%
First Data Corp. Class A (a)	3,067,896	47,552,388
Leidos Holdings, Inc.	53,800	2,751,332
Paychex, Inc.	336,069	19,794,464
Sabre Corp.	658,600	13,955,734
		84,053,918
Semiconductors & Semiconductor Equipment - 1.8%
KLA-Tencor Corp.	34,800	3,308,436
Maxim Integrated Products, Inc.	498,200	22,399,072
Qualcomm, Inc.	1,159,939	66,510,902
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	276,200	9,070,408
		101,288,818
Software - 1.0%
Microsoft Corp.	817,024	53,809,201
SS&C Technologies Holdings, Inc.	146,500	5,186,100
		58,995,301
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	259,700	37,308,502
Inventec Corp.	9,097,000	6,813,391
		44,121,893

TOTAL INFORMATION TECHNOLOGY		543,021,976

MATERIALS - 1.8%
Chemicals - 1.3%
LyondellBasell Industries NV Class A	264,500	24,119,755
Potash Corp. of Saskatchewan, Inc.	504,000	8,610,655
The Dow Chemical Co.	649,000	41,237,460
		73,967,870
Containers & Packaging - 0.5%
WestRock Co.	601,500	31,296,045

TOTAL MATERIALS		105,263,915

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	102,200	12,421,388
Cousins Properties, Inc.	1,240,500	10,258,935
Crown Castle International Corp.	282,700	26,701,015
Duke Realty Corp.	492,800	12,945,856
First Potomac Realty Trust	1,223,757	12,580,222
Piedmont Office Realty Trust, Inc. Class A	673,524	14,399,943
Public Storage	89,100	19,504,881
Sabra Health Care REIT, Inc.	180,800	5,049,744
Ventas, Inc.	163,990	10,665,910
		124,527,894
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	2,089,393	86,814,279
Verizon Communications, Inc.	2,538,559	123,754,751
		210,569,030
Wireless Telecommunication Services - 0.1%
KDDI Corp.	238,000	6,259,590

TOTAL TELECOMMUNICATION SERVICES		216,828,620

UTILITIES - 5.0%
Electric Utilities - 4.5%
American Electric Power Co., Inc.	102,171	6,858,739
Duke Energy Corp.	217,800	17,861,778
Entergy Corp.	411,800	31,280,328
Exelon Corp.	2,992,500	107,670,150
PPL Corp.	1,398,200	52,278,698
Southern Co.	574,677	28,607,421
Xcel Energy, Inc.	290,200	12,899,390
		257,456,504
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	731,400	20,164,698
Public Service Enterprise Group, Inc.	265,300	11,766,055
		31,930,753

TOTAL UTILITIES		289,387,257

TOTAL COMMON STOCKS
(Cost $4,167,146,492)		5,443,211,883

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 5.25%	10,400	1,569,568
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	101,900	2,012,525
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.50%	1,300	1,610,375
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Envision Healthcare Corp. Series A 5.25%	7,000	796,600
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	1,305	1,105,172

TOTAL HEALTH CARE		1,901,772

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	16,785	1,763,768
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS (a)	26,650	1,873,828
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,000,460)		10,731,836
	Principal Amount	Value

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26 (f)	1,370,000	1,655,131
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	1,729,000	864,500
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	2,060,000	1,868,163
		2,732,663
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
InterDigital, Inc. 1.5% 3/1/20	1,390,000	1,813,081
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	3,337,000	3,040,841
VeriSign, Inc. 4.452% 8/15/37 (g)	795,000	2,029,734
		5,070,575
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 3.25% 8/1/39	890,000	1,554,719
TOTAL INFORMATION TECHNOLOGY		8,438,375

TOTAL CONVERTIBLE BONDS		12,826,169

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	1,390,000	1,523,788
TOTAL CORPORATE BONDS
(Cost $13,743,779)		14,349,957

Preferred Securities - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 5% (g)(h)
(Cost $3,117,231)	2,965,000	3,171,654
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.84% (i)	267,696,595	267,750,134
Fidelity Securities Lending Cash Central Fund 0.84% (i)(j)	13,482,605	13,483,953
TOTAL MONEY MARKET FUNDS
(Cost $281,196,429)		281,234,087
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $4,475,204,391)		5,752,699,417
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,821,229)
NET ASSETS - 100%		$5,740,878,188

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Baker Hughes, Inc.	4/21/17 - $67.50	646	$75,580	$(2,261)
Comcast Corp. Class A	4/21/17 - $38.75	8,096	360,278	(60,720)
Comerica, Inc.	4/21/17 - $70.00	1,253	322,365	(166,023)
General Dynamics Corp.	5/19/17 - $185.00	700	231,814	(399,000)
General Electric Co.	4/21/17 - $32.00	10,851	195,314	(27,128)
Halliburton Co.	4/21/17 - $62.50	748	58,344	(50)
JPMorgan Chase & Co.	4/21/17 - $87.50	6,560	1,285,760	(971,841)
Marsh & McLennan Companies, Inc.	4/21/17 - $70.00	564	63,167	(222,780)
Morgan Stanley	4/21/17 - $45.00	2,884	303,115	(86,520)
Raytheon Co.	5/19/17 - $155.00	443	112,768	(101,226)
Regions Financial Corp.	5/19/17 - $16.00	6,392	204,539	(83,096)
SunTrust Banks, Inc.	4/21/17 - $60.00	2,055	292,646	(24,660)
The Hershey Co.	5/19/17 - $110.00	324	89,477	(77,112)
TOTAL WRITTEN OPTIONS			$3,595,167	$(2,222,417)

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,432,504 or 0.1% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $138,307,838.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,047,082 or 0.1% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$478,576
Fidelity Securities Lending Cash Central Fund	65,117
Total	$543,693

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$519,482,727	$513,050,223	$--	$6,432,504
Consumer Staples	541,154,492	539,584,924	1,569,568	--
Energy	644,842,832	642,830,307	2,012,525	--
Financials	1,379,162,276	1,370,193,686	8,968,590	--
Health Care	542,681,712	457,109,247	85,572,465	--
Industrials	543,952,422	543,952,422	--	--
Information Technology	543,021,976	543,021,976	--	--
Materials	105,263,915	105,263,915	--	--
Real Estate	124,527,894	124,527,894	--	--
Telecommunication Services	218,592,388	210,569,030	8,023,358	--
Utilities	291,261,085	289,387,257	1,873,828	--
Corporate Bonds	14,349,957	--	14,349,957	--
Preferred Securities	3,171,654	--	3,171,654	--
Money Market Funds	281,234,087	281,234,087	--	--
Total Investments in Securities:	$5,752,699,417	$5,620,724,968	$125,541,945	$6,432,504
Derivative Instruments:
Liabilities
Written Options	$(2,222,417)	$(1,250,526)	$(971,891)	$--
Total Liabilities	$(2,222,417)	$(1,250,526)	$(971,891)	$--
Total Derivative Instruments:	$(2,222,417)	$(1,250,526)	$(971,891)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $4,486,182,638. Net unrealized appreciation aggregated $1,266,516,779, of which $1,439,279,649 related to appreciated investment securities and $172,762,870 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

March 31, 2017

VIPGRWT-QTLY-0517
1.799861.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Automobiles - 0.7%
Tesla, Inc. (a)	115,700	$32,199,310
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	326,500	23,380,665
Nord Anglia Education, Inc. (a)	420,668	10,659,727
		34,040,392
Hotels, Restaurants & Leisure - 2.1%
Dave & Buster's Entertainment, Inc. (a)	649,500	39,677,955
Domino's Pizza, Inc.	37,000	6,819,100
Papa John's International, Inc.	175,500	14,047,020
Starbucks Corp.	553,246	32,304,034
Wingstop, Inc. (b)	252,200	7,132,216
		99,980,325
Household Durables - 0.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	530,800	2,443,171
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. (a)	217,300	192,645,142
Ctrip.com International Ltd. ADR (a)	694,400	34,129,760
Netflix, Inc. (a)	141,000	20,841,210
NutriSystem, Inc.	209,300	11,616,150
		259,232,262
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	243,618	2
Media - 3.8%
Charter Communications, Inc. Class A (a)	450,200	147,359,464
Cinemark Holdings, Inc.	224,700	9,963,198
Sirius XM Holdings, Inc. (b)	3,809,400	19,618,410
		176,941,072
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	168,100	13,189,126
Ollie's Bargain Outlet Holdings, Inc. (a)	357,800	11,986,300
		25,175,426
Specialty Retail - 2.8%
Five Below, Inc. (a)	9,700	420,107
Home Depot, Inc.	888,132	130,404,422
		130,824,529
Textiles, Apparel & Luxury Goods - 0.8%
Canada Goose Holdings, Inc. (a)	10,000	159,492
Kate Spade & Co. (a)	949,725	22,062,112
LVMH Moet Hennessy - Louis Vuitton SA	67,572	14,851,815
		37,073,419

TOTAL CONSUMER DISCRETIONARY		797,909,908

CONSUMER STAPLES - 7.4%
Beverages - 3.1%
Anheuser-Busch InBev SA NV ADR (b)	187,700	20,601,952
Constellation Brands, Inc. Class A (sub. vtg.)	74,900	12,139,043
Kweichow Moutai Co. Ltd. (A Shares)	110,770	6,214,096
Molson Coors Brewing Co. Class B	236,500	22,635,415
PepsiCo, Inc.	209,200	23,401,112
Pernod Ricard SA ADR	408,400	9,654,576
The Coca-Cola Co.	1,229,838	52,194,325
		146,840,519
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	178,400	29,915,896
Whole Foods Market, Inc.	273,666	8,133,354
		38,049,250
Food Products - 0.9%
Danone SA	318,400	21,659,144
Hostess Brands, Inc. Class A (a)	94,600	1,501,302
The Hain Celestial Group, Inc. (a)	444,300	16,527,960
		39,688,406
Household Products - 0.5%
Procter & Gamble Co.	272,300	24,466,155
Personal Products - 1.6%
Coty, Inc. Class A	534,400	9,688,672
Estee Lauder Companies, Inc. Class A	300,300	25,462,437
Herbalife Ltd. (a)(b)	684,500	39,796,830
		74,947,939
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	355,200	23,556,864

TOTAL CONSUMER STAPLES		347,549,133

ENERGY - 0.7%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	332,600	19,896,132
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd. (b)	417,917	11,672,422
Reliance Industries Ltd.	34,941	711,588
		12,384,010

TOTAL ENERGY		32,280,142

FINANCIALS - 7.0%
Banks - 2.9%
Citigroup, Inc.	193,500	11,575,170
First Republic Bank	517,700	48,565,437
HDFC Bank Ltd.	117,289	2,658,841
JPMorgan Chase & Co.	789,300	69,332,112
Metro Bank PLC	85,000	3,465,396
		135,596,956
Capital Markets - 3.3%
BlackRock, Inc. Class A	35,306	13,540,204
CBOE Holdings, Inc.	37,183	3,014,426
CME Group, Inc.	556,697	66,135,604
Goldman Sachs Group, Inc.	46,100	10,590,092
JMP Group, Inc.	240,100	1,457,407
MSCI, Inc.	323,100	31,402,089
S&P Global, Inc.	228,613	29,888,864
		156,028,686
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	95,400	15,901,272
Bioverativ, Inc.	17,400	947,604
Quantenna Communications, Inc.	252,300	5,255,409
		22,104,285
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	392,000	14,178,640

TOTAL FINANCIALS		327,908,567

HEALTH CARE - 13.1%
Biotechnology - 5.8%
Advanced Accelerator Applications SA sponsored ADR (a)(b)	170,100	6,780,186
Alexion Pharmaceuticals, Inc. (a)	284,200	34,456,408
Amgen, Inc.	427,300	70,107,111
Biogen, Inc. (a)	34,800	9,515,016
BioMarin Pharmaceutical, Inc. (a)	277,025	24,317,255
Cytokinetics, Inc. (a)	325,120	4,177,792
Insmed, Inc. (a)	1,318,402	23,085,219
Regeneron Pharmaceuticals, Inc. (a)	55,300	21,429,303
Samsung Biologics Co. Ltd.	3,460	535,738
TESARO, Inc. (a)	184,400	28,373,628
Vertex Pharmaceuticals, Inc. (a)	448,098	48,999,516
		271,777,172
Health Care Equipment & Supplies - 4.4%
Boston Scientific Corp. (a)	2,323,900	57,795,393
Danaher Corp.	519,226	44,409,400
DexCom, Inc. (a)	50,700	4,295,811
Intuitive Surgical, Inc. (a)	58,600	44,915,142
Medtronic PLC	303,500	24,449,960
Novadaq Technologies, Inc. (a)	1,518,400	11,828,336
ResMed, Inc.	232,300	16,718,631
The Cooper Companies, Inc.	24,600	4,917,294
		209,329,967
Health Care Providers & Services - 2.0%
HealthSouth Corp.	8	342
Henry Schein, Inc. (a)	43,500	7,393,695
UnitedHealth Group, Inc.	516,800	84,760,368
		92,154,405
Pharmaceuticals - 0.9%
Allergan PLC	90,900	21,717,828
Patheon NV	63,800	1,680,492
Zoetis, Inc. Class A	323,300	17,254,521
		40,652,841

TOTAL HEALTH CARE		613,914,385

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.9%
Taser International, Inc. (a)(b)	1,278,100	29,127,899
TransDigm Group, Inc.	56,096	12,350,095
		41,477,994
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	132,967	11,033,602
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	776,300	33,901,021
Electrical Equipment - 2.1%
Acuity Brands, Inc.	44,700	9,118,800
AMETEK, Inc.	746,900	40,392,352
Fortive Corp.	794,213	47,827,507
		97,338,659
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	83,417	17,224,776
Machinery - 0.9%
Allison Transmission Holdings, Inc.	1,062,900	38,328,174
Rational AG	5,900	2,747,698
		41,075,872
Professional Services - 2.3%
Equifax, Inc.	216,900	29,658,906
IHS Markit Ltd. (a)	446,100	18,713,895
Robert Half International, Inc.	301,000	14,697,830
TransUnion Holding Co., Inc. (a)	417,100	15,995,785
WageWorks, Inc. (a)	423,498	30,618,905
		109,685,321
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	66,800	6,864,368

TOTAL INDUSTRIALS		358,601,613

INFORMATION TECHNOLOGY - 38.1%
Electronic Equipment & Components - 0.2%
CDW Corp.	168,300	9,712,593
Internet Software & Services - 16.7%
Alphabet, Inc. Class A (a)	312,098	264,596,684
CommerceHub, Inc.:
Series A (a)(d)	631,875	9,781,425
Series C (a)(d)	548,220	8,513,857
Facebook, Inc. Class A (a)	2,605,109	370,055,729
GoDaddy, Inc. (a)(b)	496,659	18,823,376
Just Dial Ltd. (a)	237,392	1,930,869
NetEase, Inc. ADR	46,600	13,234,400
Shopify, Inc. Class A (a)	68,700	4,677,783
Stamps.com, Inc. (a)(b)	245,350	29,037,173
Tencent Holdings Ltd.	404,100	11,641,927
Twilio, Inc. Class A (b)	831,500	24,005,405
VeriSign, Inc. (a)(b)	284,300	24,765,373
		781,064,001
IT Services - 6.0%
Cognizant Technology Solutions Corp. Class A (a)	265,905	15,826,666
Fidelity National Information Services, Inc.	173,300	13,798,146
FleetCor Technologies, Inc. (a)	53,800	8,146,934
Global Payments, Inc.	1,038,400	83,778,112
PayPal Holdings, Inc. (a)	778,500	33,491,070
Square, Inc. (a)	1,965,900	33,970,752
Vantiv, Inc. (a)	260,400	16,696,848
Visa, Inc. Class A	867,872	77,127,785
		282,836,313
Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV	91,500	12,151,200
Maxim Integrated Products, Inc.	470,387	21,148,600
Monolithic Power Systems, Inc.	216,688	19,956,965
Qualcomm, Inc.	483,600	27,729,624
		80,986,389
Software - 9.8%
Activision Blizzard, Inc.	485,832	24,223,584
Adobe Systems, Inc. (a)	675,600	87,915,828
Autodesk, Inc. (a)	668,700	57,822,489
Blackbaud, Inc.	69,300	5,313,231
Computer Modelling Group Ltd.	926,000	7,206,903
CyberArk Software Ltd. (a)	90,100	4,583,387
Electronic Arts, Inc. (a)	1,432,421	128,230,328
Intuit, Inc.	137,400	15,937,026
Microsoft Corp.	721,300	47,504,818
Red Hat, Inc. (a)	204,800	17,715,200
Salesforce.com, Inc. (a)	750,262	61,889,112
		458,341,906
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	995,200	142,970,432
Samsung Electronics Co. Ltd.	15,208	28,039,452
		171,009,884

TOTAL INFORMATION TECHNOLOGY		1,783,951,086

MATERIALS - 1.6%
Chemicals - 1.0%
Monsanto Co.	216,600	24,519,120
Sherwin-Williams Co.	74,100	22,985,079
		47,504,199
Construction Materials - 0.6%
Eagle Materials, Inc.	297,100	28,860,294

TOTAL MATERIALS		76,364,493

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	616,300	74,905,102
Equinix, Inc.	31,900	12,771,803
SBA Communications Corp. Class A (a)	91,500	11,013,855
		98,690,760
Real Estate Management & Development - 1.7%
Realogy Holdings Corp.	2,640,401	78,657,546

TOTAL REAL ESTATE		177,348,306

TOTAL COMMON STOCKS
(Cost $3,261,833,614)		4,515,827,633

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)	1,049,416	62,965
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	636,240	31,030,842
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	181,657	5,242,330

TOTAL INFORMATION TECHNOLOGY		36,273,172

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,357,314)		36,336,137

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.84% (e)	210,330,421	210,372,487
Fidelity Securities Lending Cash Central Fund 0.84% (e)(f)	60,964,525	60,970,622
TOTAL MONEY MARKET FUNDS
(Cost $271,340,818)		271,343,109
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $3,551,531,746)		4,823,506,879
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(135,472,466)
NET ASSETS - 100%		$4,688,034,413

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,336,139 or 0.8% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$3,638,989
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,848,302
NJOY, Inc.	9/11/13	$1,968,433
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$203,857
Fidelity Securities Lending Cash Central Fund	84,464
Total	$288,321

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CommerceHub, Inc. Series A	$9,484,444	$--	$--	$--	$9,781,425
CommerceHub, Inc. Series C	7,361,995	896,002	--	--	8,513,857
Total	$16,846,439	$896,002	$--	$--	$18,295,282

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$797,972,873	$783,058,091	$14,851,815	$62,967
Consumer Staples	347,549,133	325,889,989	21,659,144	--
Energy	32,280,142	32,280,142	--	--
Financials	327,908,567	325,249,726	2,658,841	--
Health Care	613,914,385	613,914,385	--	--
Industrials	358,601,613	358,601,613	--	--
Information Technology	1,820,224,258	1,772,309,159	11,641,927	36,273,172
Materials	76,364,493	76,364,493	--	--
Real Estate	177,348,306	177,348,306	--	--
Money Market Funds	271,343,109	271,343,109	--	--
Total Investments in Securities:	$4,823,506,879	$4,736,359,013	$50,811,727	$36,336,139

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $3,556,103,094. Net unrealized appreciation aggregated $1,267,403,785, of which $1,340,752,027 related to appreciated investment securities and $73,348,242 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

March 31, 2017

VIPOVRS-QTLY-0517
1.799852.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 2.0%
Adelaide Brighton Ltd.	947,156	$4,110,202
Amcor Ltd.	1,072,723	12,342,579
Aub Group Ltd.	837,077	7,482,464
Life Healthcare Group Ltd.	11,161	18,163
Pact Group Holdings Ltd.	902,198	4,824,955
realestate.com.au Ltd.	33,425	1,515,092

TOTAL AUSTRALIA		30,293,455

Austria - 0.4%
Andritz AG	107,600	5,381,820
Bailiwick of Guernsey - 0.3%
Burford Capital Ltd.	472,900	4,562,222
Bailiwick of Jersey - 2.4%
IWG PLC	1,656,703	6,621,429
Sanne Group PLC	745,473	6,449,292
Wolseley PLC	181,745	11,442,937
WPP PLC	577,400	12,656,076

TOTAL BAILIWICK OF JERSEY		37,169,734

Belgium - 1.9%
Anheuser-Busch InBev SA NV	143,018	15,671,235
KBC Groep NV	206,124	13,675,151

TOTAL BELGIUM		29,346,386

Bermuda - 1.2%
Credicorp Ltd. (United States)	24,900	4,066,170
IHS Markit Ltd. (a)	334,524	14,033,282

TOTAL BERMUDA		18,099,452

Canada - 0.6%
Constellation Software, Inc.	18,300	8,992,781
Denmark - 0.5%
NNIT A/S	138,148	3,714,401
Scandinavian Tobacco Group A/S	250,598	4,380,506

TOTAL DENMARK		8,094,907

France - 8.5%
ALTEN	87,070	6,676,666
Amundi SA (b)	196,738	11,608,468
AXA SA	393,028	10,154,189
Capgemini SA	123,300	11,381,285
Christian Dior SA	49,900	11,594,217
Compagnie de St. Gobain	201,400	10,341,974
Maisons du Monde SA	280,800	8,836,944
Publicis Groupe SA	162,984	11,390,311
Sanofi SA	210,791	19,054,513
Sodexo SA	66,217	7,788,093
Total SA (b)	419,361	21,204,322

TOTAL FRANCE		130,030,982

Germany - 8.4%
adidas AG	64,838	12,332,864
Axel Springer Verlag AG	188,500	10,410,522
Bayer AG	192,306	22,156,253
CompuGroup Medical AG	127,400	5,670,179
Deutsche Post AG	459,258	15,717,434
Fresenius Medical Care AG & Co. KGaA	103,000	8,685,121
Fresenius SE & Co. KGaA	199,486	16,031,103
mutares AG	117,400	1,728,344
ProSiebenSat.1 Media AG	216,072	9,567,817
SAP AG	202,197	19,837,140
Wirecard AG (b)	110,600	6,123,581

TOTAL GERMANY		128,260,358

Hong Kong - 1.3%
AIA Group Ltd.	2,183,700	13,768,423
Dah Sing Banking Group Ltd.	384,000	756,981
Techtronic Industries Co. Ltd.	1,462,500	5,918,500

TOTAL HONG KONG		20,443,904

India - 0.4%
Axis Bank Ltd.	839,148	6,349,890
Indonesia - 0.6%
PT Bank Rakyat Indonesia Tbk	9,535,200	9,284,396
Ireland - 2.6%
DCC PLC (United Kingdom)	60,284	5,305,970
Kerry Group PLC Class A	126,300	9,930,105
Kingspan Group PLC (Ireland)	216,800	6,916,495
Medtronic PLC	124,800	10,053,888
United Drug PLC (United Kingdom)	770,202	6,774,202

TOTAL IRELAND		38,980,660

Israel - 0.6%
Frutarom Industries Ltd.	174,400	9,749,068
Italy - 2.1%
Banca Generali SpA	323,300	8,449,963
Intesa Sanpaolo SpA	4,394,400	11,953,230
Recordati SpA	154,120	5,223,471
Reply SpA	40,316	6,369,649

TOTAL ITALY		31,996,313

Japan - 19.5%
AEON Financial Service Co. Ltd.	360,600	6,792,223
Ai Holdings Corp.	374,300	8,892,693
Arc Land Sakamoto Co. Ltd.	297,800	3,579,057
Arcland Service Holdings Co. Ltd.	237,700	6,533,387
Astellas Pharma, Inc.	921,200	12,149,638
Bridgestone Corp.	287,100	11,654,296
Broadleaf Co. Ltd.	9,450	64,681
Daiichikosho Co. Ltd.	168,800	6,769,891
Daito Trust Construction Co. Ltd.	53,210	7,310,221
Dentsu, Inc.	202,800	11,044,859
GMO Internet, Inc.	428,400	5,063,994
Hoya Corp.	307,100	14,774,343
Ichigo, Inc.	285,700	836,596
Iriso Electronics Co. Ltd.	52,200	3,347,777
Japan Tobacco, Inc.	280,300	9,123,080
Kaken Pharmaceutical Co. Ltd.	96,700	5,463,424
KDDI Corp.	430,400	11,319,863
Keyence Corp.	27,856	11,154,410
KOMEDA Holdings Co. Ltd. (b)	293,500	4,724,261
Miraca Holdings, Inc.	13,980	642,932
Miroku Jyoho Service Co., Ltd.	208,100	3,437,491
Misumi Group, Inc.	382,300	6,909,078
Morinaga & Co. Ltd.	124,000	5,502,201
Nabtesco Corp.	330,000	8,744,274
Nakanishi, Inc.	204,600	7,975,963
Nippon Paint Holdings Co. Ltd.	242,400	8,437,079
Nitori Holdings Co. Ltd.	86,800	10,969,873
NOF Corp.	415,000	4,406,090
OBIC Co. Ltd.	122,600	5,836,522
Olympus Corp.	418,400	16,148,806
ORIX Corp.	765,830	11,333,018
Otsuka Corp.	101,300	5,495,841
Outsourcing, Inc.	125,300	4,974,634
Recruit Holdings Co. Ltd.	225,700	11,515,099
San-A Co. Ltd.	17,230	783,111
Ship Healthcare Holdings, Inc.	252,700	6,720,962
SMC Corp.	28,500	8,427,378
Software Service, Inc.	3,129	138,280
Sundrug Co. Ltd.	171,400	5,750,283
The Suruga Bank Ltd.	221,250	4,658,313
Tsuruha Holdings, Inc.	92,400	8,548,639
USS Co. Ltd.	400	6,668
VT Holdings Co. Ltd.	368,400	1,912,649
Welcia Holdings Co. Ltd. (b)	243,800	6,821,495

TOTAL JAPAN		296,695,373

Kenya - 0.3%
Safaricom Ltd.	22,833,500	3,986,450
Luxembourg - 0.5%
B&M European Value Retail S.A.	310,833	1,165,991
Eurofins Scientific SA	13,249	5,764,565

TOTAL LUXEMBOURG		6,930,556

Malta - 0.3%
Kambi Group PLC (a)(b)	471,300	4,575,907
Netherlands - 4.3%
ASR Nederland NV	44,800	1,277,258
IMCD Group BV	245,400	12,063,409
ING Groep NV (Certificaten Van Aandelen)	811,749	12,260,878
Intertrust NV	272,400	5,224,922
Koninklijke Philips Electronics NV	425,800	13,678,517
Unilever NV (NY Reg.)	424,961	21,112,062

TOTAL NETHERLANDS		65,617,046

New Zealand - 0.7%
EBOS Group Ltd.	401,488	5,136,336
Trade Maine Group Ltd.	1,506,187	5,416,444

TOTAL NEW ZEALAND		10,552,780

Norway - 0.6%
Schibsted ASA (B Shares)	49,449	1,131,668
Statoil ASA	478,200	8,219,566

TOTAL NORWAY		9,351,234

Panama - 0.4%
Copa Holdings SA Class A	59,327	6,659,456
Portugal - 0.5%
NOS SGPS SA	1,350,100	7,359,865
Spain - 2.9%
Amadeus IT Holding SA Class A	293,941	14,913,687
CaixaBank SA	2,254,400	9,692,762
Grifols SA ADR	589,300	11,123,038
Neinor Homes SLU (a)	64,400	1,143,887
Prosegur Cash SA (a)	3,474,200	7,931,432

TOTAL SPAIN		44,804,806

Sweden - 4.1%
Addlife AB (a)	91,268	1,685,687
Alfa Laval AB	424,100	8,003,360
HEXPOL AB (B Shares)	906,300	9,294,970
Indutrade AB	296,900	5,659,246
Nordea Bank AB	1,319,400	15,063,039
Svenska Cellulosa AB (SCA) (B Shares)	437,900	14,123,205
Swedbank AB (A Shares) (b)	371,762	8,612,968

TOTAL SWEDEN		62,442,475

Switzerland - 5.5%
Credit Suisse Group AG	763,458	11,359,205
Julius Baer Group Ltd.	222,840	11,132,203
Nestle SA	435,650	33,436,913
Sika AG	2,046	12,276,204
Syngenta AG (a)	2,467	1,084,579
UBS Group AG	870,050	13,923,927

TOTAL SWITZERLAND		83,213,031

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,224,000	7,667,042
United Kingdom - 21.1%
Aggreko PLC	54,900	607,708
Aon PLC	64,200	7,619,898
Ascential PLC	1,689,368	6,783,732
Booker Group PLC	3,133,768	7,671,986
British American Tobacco PLC (United Kingdom)	323,270	21,447,687
BT Group PLC	2,568,420	10,256,013
Cineworld Group PLC	1,201,000	9,968,855
Close Brothers Group PLC	410,300	7,906,318
Coca-Cola European Partners PLC	180,500	6,803,045
Compass Group PLC	594,709	11,228,230
ConvaTec Group PLC (a)	2,101,000	7,344,237
Cranswick PLC	131,100	4,203,290
Dechra Pharmaceuticals PLC	134,700	2,825,137
Diageo PLC	51,371	1,471,019
Dialog Semiconductor PLC (a)	24,100	1,230,603
Diploma PLC	610,800	8,104,223
Equiniti Group PLC	1,496,000	3,673,703
Essentra PLC	321,970	2,117,830
Exova Group Ltd. PLC	2,410,700	7,460,304
Halma PLC	626,860	8,042,423
Hastings Group Holdings PLC	155,645	528,276
Hikma Pharmaceuticals PLC	151,497	3,760,148
Hilton Food Group PLC	948	7,667
Howden Joinery Group PLC	1,141,200	6,201,084
IMI PLC	489,300	7,313,615
Intertek Group PLC	194,900	9,606,443
James Fisher and Sons PLC	275,800	5,518,431
Jardine Lloyd Thompson Group PLC	477,500	6,772,300
John Wood Group PLC	743,500	7,084,294
LivaNova PLC (a)	9,100	445,991
LivaNova PLC (a)	46,326	2,269,974
Lloyds Banking Group PLC	1,840,600	1,530,792
London Stock Exchange Group PLC	190,980	7,587,532
Melrose Industries PLC	3,563,209	9,955,488
Micro Focus International PLC	68,187	1,946,129
Prudential PLC	817,270	17,263,925
Reckitt Benckiser Group PLC	138,590	12,652,114
Rio Tinto PLC	340,369	13,705,870
Rolls-Royce Holdings PLC	794,700	7,507,579
Rotork PLC	1,449,400	4,418,214
Schroders PLC	237,100	9,000,996
Shawbrook Group PLC	970,200	4,124,407
Sinclair Pharma PLC (a)	2,934,841	1,213,431
Spectris PLC	265,400	8,306,341
St. James's Place Capital PLC	747,000	9,939,431
Standard Life PLC	2,117,623	9,410,793
Ultra Electronics Holdings PLC	152,600	3,961,509
Victrex PLC	240,200	5,717,985
Volution Group PLC	2,529,495	5,926,412
Zpg PLC	273,700	1,244,795

TOTAL UNITED KINGDOM		321,688,207

United States of America - 3.5%
Alphabet, Inc. Class C (a)	14,836	12,307,352
FleetCor Technologies, Inc. (a)	32,200	4,876,046
Moody's Corp.	59,400	6,655,176
PPG Industries, Inc.	93,700	9,845,996
S&P Global, Inc.	102,586	13,412,094
Total System Services, Inc.	113,900	6,089,094

TOTAL UNITED STATES OF AMERICA		53,185,758

TOTAL COMMON STOCKS
(Cost $1,349,328,757)		1,501,766,314

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA
(Cost $15,151,470)	116,824	14,967,804

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.84% (c)	3,644,188	3,644,917
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	20,806,987	20,809,068
TOTAL MONEY MARKET FUNDS
(Cost $24,453,923)		24,453,985
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,388,934,150)		1,541,188,103
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(16,968,580)
NET ASSETS - 100%		$1,524,219,523

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,528
Fidelity Securities Lending Cash Central Fund	203,312
Total	$222,840

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$197,979,956	$141,828,678	$56,151,278	$--
Consumer Staples	200,026,941	106,224,893	93,802,048	--
Energy	42,026,613	12,602,725	29,423,888	--
Financials	330,458,853	262,375,594	68,083,259	--
Health Care	202,964,186	124,769,855	78,194,331	--
Industrials	238,683,293	190,336,826	48,346,467	--
Information Technology	172,971,726	134,086,259	38,885,467	--
Materials	97,913,407	84,207,537	13,705,870	--
Real Estate	8,146,817	8,146,817	--	--
Telecommunication Services	25,562,326	3,986,450	21,575,876	--
Money Market Funds	24,453,985	24,453,985	--	--
Total Investments in Securities:	$1,541,188,103	$1,093,019,619	$448,168,484	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$98,555,006
Level 2 to Level 1	$37,888,506

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,396,368,185. Net unrealized appreciation aggregated $144,819,918, of which $176,976,926 related to appreciated investment securities and $32,157,008 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

March 31, 2017

VIPHI-QTLY-0517
1.799878.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.5%
	Principal Amount	Value
Aerospace - 0.4%
TransDigm, Inc.:
6% 7/15/22	$250,000	$253,275
6.375% 6/15/26	4,340,000	4,342,561

TOTAL AEROSPACE		4,595,836

Air Transportation - 2.2%
Air Canada 7.75% 4/15/21 (a)	895,000	1,006,875
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,065,000	3,068,831
Allegiant Travel Co. 5.5% 7/15/19	3,335,000	3,447,556
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,570,000	1,595,513
5.5% 10/1/19 (a)	2,740,000	2,849,600
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	399,450	412,432
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,669,380	1,836,318
5.5% 10/29/20	2,187,509	2,294,150
9.25% 5/10/17	274,699	276,760
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	1,015,484	1,162,729
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,654,125
Series 2013-1 Class B, 5.375% 11/15/21	621,004	648,172
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,795,271	1,893,921
United Continental Holdings, Inc. 5% 2/1/24	1,240,000	1,235,350

TOTAL AIR TRANSPORTATION		25,382,332

Automotive & Auto Parts - 0.7%
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (a)(b)	905,000	909,525
4.75% 9/15/26 pay-in-kind (a)(b)	745,000	726,375
Tenneco, Inc. 5% 7/15/26	1,530,000	1,498,436
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	4,665,000	4,828,275

TOTAL AUTOMOTIVE & AUTO PARTS		7,962,611

Broadcasting - 0.2%
AMC Networks, Inc.:
4.75% 12/15/22	925,000	929,625
5% 4/1/24	1,680,000	1,680,000

TOTAL BROADCASTING		2,609,625

Building Materials - 1.8%
Building Materials Corp. of America:
5% 2/15/27 (a)	2,450,000	2,401,000
5.125% 2/15/21 (a)	2,735,000	2,844,400
5.375% 11/15/24 (a)	3,265,000	3,307,837
6% 10/15/25 (a)	2,605,000	2,689,663
CEMEX Finance LLC 6% 4/1/24 (a)	2,715,000	2,854,823
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	1,100,000	1,141,250
7.75% 4/16/26 (a)	2,030,000	2,284,176
Eagle Materials, Inc. 4.5% 8/1/26	2,965,000	2,950,175
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	915,000	947,025

TOTAL BUILDING MATERIALS		21,420,349

Cable/Satellite TV - 5.0%
Altice SA 7.75% 5/15/22 (a)	17,675,000	18,757,566
Altice U.S. Finance SA 5.5% 5/15/26 (a)	2,945,000	3,025,988
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (a)	4,090,000	4,212,700
5.125% 5/1/27 (a)(c)	5,530,000	5,557,650
5.5% 5/1/26 (a)	8,285,000	8,574,975
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,960,000	3,008,100
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,685,000	1,722,913
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	5,340,000	5,420,100
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,810,000	1,823,575
6% 1/15/27 (a)	3,095,000	3,079,525
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,505,000	2,504,750

TOTAL CABLE/SATELLITE TV		57,687,842

Capital Goods - 0.8%
AECOM 5.125% 3/15/27 (a)	4,510,000	4,521,275
Belden, Inc. 5.25% 7/15/24 (a)	490,000	488,775
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,830,000	4,011,925

TOTAL CAPITAL GOODS		9,021,975

Chemicals - 1.1%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	1,070,000	1,068,705
3.45% 6/1/23	1,110,000	1,048,950
4.5% 12/1/26 (a)	770,000	782,089
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	3,080,000	3,122,350
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,395,000	3,479,875
Olin Corp. 5.125% 9/15/27	2,270,000	2,308,363
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,385,000	1,431,744

TOTAL CHEMICALS		13,242,076

Consumer Products - 0.4%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	5,000,000	5,100,000
Containers - 2.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.289% 5/15/21 (a)(b)	2,225,000	2,277,844
4.625% 5/15/23 (a)	3,685,000	3,712,638
6% 2/15/25 (a)	2,230,000	2,255,088
7.25% 5/15/24 (a)	1,275,000	1,364,250
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	2,985,000	2,871,212
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	4,115,000	4,176,725
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.5232% 7/15/21 (a)(b)	1,470,000	1,504,001
5.75% 10/15/20	2,990,000	3,075,992
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	1,680,000	1,686,300

TOTAL CONTAINERS		22,924,050

Diversified Financial Services - 4.4%
Aircastle Ltd. 5% 4/1/23	750,000	789,375
FLY Leasing Ltd. 6.375% 10/15/21	2,890,000	2,969,475
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,675,000	2,701,750
5.875% 2/1/22	6,495,000	6,592,425
6% 8/1/20	2,390,000	2,473,650
6.25% 2/1/22 (a)	5,245,000	5,323,675
6.75% 2/1/24 (a)	4,500,000	4,640,625
ILFC E-Capital Trust I 4.66% 12/21/65 (a)(b)	4,595,000	4,342,275
ILFC E-Capital Trust II 4.91% 12/21/65 (a)(b)	7,445,000	7,082,056
MSCI, Inc. 4.75% 8/1/26 (a)	6,120,000	6,181,200
Navient Corp. 5.875% 10/25/24	1,480,000	1,380,559
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	1,190,000	1,174,381
SLM Corp.:
4.875% 6/17/19	705,000	721,744
5.5% 1/25/23	3,410,000	3,256,550
Springleaf Financial Corp. 7.75% 10/1/21	1,415,000	1,506,975

TOTAL DIVERSIFIED FINANCIAL SERVICES		51,136,715

Diversified Media - 0.4%
Block Communications, Inc. 6.875% 2/15/25 (a)	1,020,000	1,081,200
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,485,000	3,323,819
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	770,000	787,325

TOTAL DIVERSIFIED MEDIA		5,192,344

Energy - 13.4%
Antero Resources Corp.:
5% 3/1/25 (a)	2,500,000	2,451,550
5.125% 12/1/22	5,515,000	5,587,384
5.625% 6/1/23 (Reg. S)	2,500,000	2,556,250
Calfrac Holdings LP 7.5% 12/1/20 (a)	2,040,000	1,830,900
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (a)	3,210,000	3,346,425
7% 6/30/24 (a)	1,555,000	1,712,444
Chesapeake Energy Corp.:
4.875% 4/15/22	4,435,000	3,991,500
5.75% 3/15/23	1,035,000	941,850
8% 12/15/22 (a)	4,175,000	4,373,313
8% 1/15/25 (a)	1,640,000	1,640,000
Concho Resources, Inc. 4.375% 1/15/25	5,295,000	5,328,094
Continental Resources, Inc.:
3.8% 6/1/24	780,000	727,350
4.5% 4/15/23	2,280,000	2,218,714
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25(a)	2,080,000	2,124,200
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	6,180,000	6,226,350
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	5,890,000	6,155,050
Ensco PLC:
4.5% 10/1/24	1,660,000	1,398,550
5.2% 3/15/25	4,345,000	3,769,288
8% 1/31/24	2,205,000	2,232,563
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	1,175,000	1,198,500
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	6,300,000	6,252,750
Forbes Energy Services Ltd. 9% 6/15/19 (d)	7,795,000	5,144,700
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,802,325
FTS International, Inc.:
6.25% 5/1/22	1,015,000	888,125
8.6312% 6/15/20 (a)(b)	920,000	932,650
Gibson Energy, Inc. 6.75% 7/15/21 (a)	922,000	963,490
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,525,000	2,367,188
5.75% 10/1/25 (a)	1,995,000	1,925,175
Nabors Industries, Inc. 5.5% 1/15/23 (a)	1,332,000	1,359,473
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	1,565,000	1,518,050
Noble Holding International Ltd.:
4.625% 3/1/21	3,196,000	2,940,320
5.25% 3/15/42	1,160,000	777,200
7.2% 4/1/25 (b)	1,695,000	1,597,538
7.75% 1/15/24	2,345,000	2,251,200
NRG Yield Operating LLC 5% 9/15/26 (a)	3,665,000	3,564,213
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	810,000	818,100
5.375% 1/15/25 (a)	1,845,000	1,868,063
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,100,000	1,102,750
8.25% 2/15/20	2,070,000	2,111,400
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,495,000	3,538,688
Range Resources Corp.:
5% 8/15/22 (a)	2,360,000	2,336,400
5% 3/15/23 (a)	1,800,000	1,773,000
Rice Energy, Inc. 6.25% 5/1/22	8,235,000	8,482,050
Sabine Pass Liquefaction LLC 5.75% 5/15/24	2,095,000	2,283,133
Southwestern Energy Co.:
5.8% 1/23/20 (b)	1,715,000	1,731,078
6.7% 1/23/25 (b)	950,000	935,750
Summit Midstream Holdings LLC 5.75% 4/15/25	940,000	935,300
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	4,145,000	4,186,450
6.375% 4/1/23	2,050,000	2,080,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,650,000	1,676,813
5.125% 2/1/25 (a)	665,000	684,950
5.25% 5/1/23	400,000	409,000
5.375% 2/1/27 (a)	665,000	688,275
6.75% 3/15/24	3,065,000	3,325,525
Teine Energy Ltd. 6.875% 9/30/22 (a)	2,925,000	2,983,500
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	1,910,000	1,984,013
The Williams Companies, Inc.:
3.7% 1/15/23	2,185,000	2,146,763
4.55% 6/24/24	2,915,000	2,936,863
Weatherford International Ltd. 4.5% 4/15/22	1,475,000	1,412,313
Whiting Petroleum Corp. 5% 3/15/19	1,440,000	1,436,400
WPX Energy, Inc.:
5.25% 9/15/24	1,890,000	1,828,575
6% 1/15/22	4,045,000	4,115,788
7.5% 8/1/20	1,545,000	1,637,700

TOTAL ENERGY		156,544,062

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,410,775	2,000,943
Environmental - 0.6%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	1,185,000	1,196,850
Covanta Holding Corp.:
5.875% 3/1/24	1,515,000	1,537,725
5.875% 7/1/25	350,000	350,656
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,230,000	3,351,513

TOTAL ENVIRONMENTAL		6,436,744

Food & Drug Retail - 1.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)	2,510,000	2,434,700
6.625% 6/15/24 (a)	1,300,000	1,329,250
Albertsons, Inc.:
6.625% 6/1/28	400,000	358,000
7.45% 8/1/29	365,000	345,838
7.75% 6/15/26	430,000	420,325
8% 5/1/31	3,242,000	3,128,530
8.7% 5/1/30	315,000	311,850
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (a)	1,065,000	919,894
Tesco PLC 6.15% 11/15/37 (a)	5,395,000	5,469,586
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,005,000	1,644,100

TOTAL FOOD & DRUG RETAIL		16,362,073

Food/Beverage/Tobacco - 3.3%
B&G Foods, Inc. 5.25% 4/1/25	1,725,000	1,740,094
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	3,445,000	3,401,938
Cott Holdings, Inc. 5.5% 4/1/25 (a)	2,750,000	2,798,950
ESAL GmbH 6.25% 2/5/23 (a)	10,300,000	10,300,000
JBS Investments GmbH:
7.25% 4/3/24 (a)	590,000	610,650
7.75% 10/28/20 (a)	2,500,000	2,618,750
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	2,130,000	2,193,900
8.25% 2/1/20 (a)	3,830,000	3,925,750
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	4,090,000	4,171,800
4.875% 11/1/26 (a)	905,000	923,100
Minerva Luxembourg SA 6.5% 9/20/26 (a)	2,430,000	2,374,426
Vector Group Ltd. 6.125% 2/1/25 (a)	3,155,000	3,222,044

TOTAL FOOD/BEVERAGE/TOBACCO		38,281,402

Gaming - 3.3%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,645,000	1,690,238
5.375% 4/15/26	515,000	531,738
MCE Finance Ltd. 5% 2/15/21 (a)	9,878,000	9,996,536
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	3,515,000	3,409,550
Scientific Games Corp.:
6.625% 5/15/21	7,710,000	7,228,125
7% 1/1/22 (a)	565,000	603,138
Wynn Macau Ltd. 5.25% 10/15/21 (a)	14,880,000	15,177,600

TOTAL GAMING		38,636,925

Healthcare - 5.3%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	1,770,000	1,677,075
Community Health Systems, Inc.:
6.25% 3/31/23	1,590,000	1,617,825
6.875% 2/1/22	5,920,000	5,091,200
DaVita HealthCare Partners, Inc.:
5% 5/1/25	3,415,000	3,423,538
5.75% 8/15/22	925,000	957,375
Envision Healthcare Corp. 6.25% 12/1/24 (a)	3,225,000	3,386,250
HCA Holdings, Inc.:
4.5% 2/15/27	4,640,000	4,640,000
5% 3/15/24	1,655,000	1,735,681
5.25% 6/15/26	4,000,000	4,210,000
5.875% 2/15/26	1,670,000	1,761,850
HealthSouth Corp.:
5.125% 3/15/23	815,000	815,000
5.75% 9/15/25	4,655,000	4,649,181
IMS Health, Inc. 5% 10/15/26 (a)	1,505,000	1,510,644
Kindred Healthcare, Inc. 8% 1/15/20	560,000	569,100
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	2,435,000	2,240,200
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,210,000	1,191,850
6.375% 3/1/24	1,275,000	1,370,625
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	765,000	753,525
Teleflex, Inc. 4.875% 6/1/26	3,965,000	3,984,825
Tenet Healthcare Corp.:
4.375% 10/1/21	2,250,000	2,250,000
6.75% 6/15/23	3,685,000	3,620,513
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	3,470,000	3,105,650
5.625% 12/1/21 (a)	665,000	535,325
5.875% 5/15/23 (a)	1,490,000	1,156,613
6.125% 4/15/25 (a)	1,480,000	1,139,600
VPI Escrow Corp. 6.375% 10/15/20 (a)	3,635,000	3,289,675
Wellcare Health Plans, Inc. 5.25% 4/1/25	985,000	1,007,951

TOTAL HEALTHCARE		61,691,071

Homebuilders/Real Estate - 2.9%
CalAtlantic Group, Inc. 5.25% 6/1/26	3,220,000	3,207,925
Communications Sales & Leasing, Inc. 7.125% 12/15/24 (a)	1,740,000	1,766,100
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,405,000	1,390,950
Lennar Corp. 4.125% 1/15/22	1,670,000	1,682,007
M/I Homes, Inc. 6.75% 1/15/21	2,925,000	3,062,300
Mattamy Group Corp. 6.875% 12/15/23 (a)	3,920,000	4,067,000
Odebrecht Finance Ltd. 4.375% 4/25/25 (a)	1,925,000	693,000
PulteGroup, Inc. 5% 1/15/27	1,490,000	1,490,000
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	2,220,000	2,261,625
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (a)	935,000	939,675
Starwood Property Trust, Inc. 5% 12/15/21 (a)	2,280,000	2,365,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	1,395,000	1,464,750
Toll Brothers Finance Corp. 4.875% 3/15/27	3,060,000	3,060,000
VEREIT Operating Partnership LP:
4.125% 6/1/21	1,035,000	1,059,395
4.875% 6/1/26	1,035,000	1,077,694
William Lyon Homes, Inc.:
5.875% 1/31/25 (a)	820,000	826,150
7% 8/15/22	3,518,000	3,676,310

TOTAL HOMEBUILDERS/REAL ESTATE		34,090,381

Hotels - 0.4%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	2,695,000	2,661,313
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)	1,515,000	1,533,483
4.875% 4/1/27 (a)	895,000	903,950

TOTAL HOTELS		5,098,746

Leisure - 0.7%
Carlson Travel, Inc. 9.5% 12/15/24 (a)	835,000	874,663
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	765,000	803,250
NCL Corp. Ltd. 4.75% 12/15/21 (a)	3,745,000	3,801,175
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	840,000	873,600
7.25% 11/30/21 (a)	1,895,000	2,020,544

TOTAL LEISURE		8,373,232

Metals/Mining - 1.8%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,360,000	1,402,500
7.25% 4/1/23 (a)	1,190,000	1,203,388
7.5% 4/1/25 (a)	1,980,000	1,994,850
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,795,000	4,447,363
3.875% 3/15/23	2,770,000	2,547,347
4.55% 11/14/24	4,735,000	4,409,469
Murray Energy Corp. 11.25% 4/15/21 (a)	2,320,000	1,792,200
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	2,845,000	2,917,889

TOTAL METALS/MINING		20,715,006

Publishing/Printing - 0.6%
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	6,620,000	6,620,000
Restaurants - 0.8%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (a)	3,930,000	4,013,513
5.25% 6/1/26 (a)	2,380,000	2,421,650
Yum! Brands, Inc.:
3.875% 11/1/23	1,475,000	1,441,813
5.35% 11/1/43	970,000	843,900

TOTAL RESTAURANTS		8,720,876

Services - 3.1%
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	2,000,000	1,698,000
APX Group, Inc.:
6.375% 12/1/19	9,888,000	10,172,280
8.75% 12/1/20	9,315,000	9,641,025
Aramark Services, Inc.:
4.75% 6/1/26	3,605,000	3,627,531
5.125% 1/15/24	1,475,000	1,546,906
Garda World Security Corp.:
7.25% 11/15/21 (a)	3,715,000	3,584,975
7.25% 11/15/21 (a)	2,230,000	2,151,950
IHS Markit Ltd. 4.75% 2/15/25 (a)	1,035,000	1,066,050
The ServiceMaster Co. 5.125% 11/15/24 (a)	1,745,000	1,788,625
United Rentals North America, Inc. 4.625% 7/15/23	585,000	602,550

TOTAL SERVICES		35,879,892

Steel - 0.3%
Steel Dynamics, Inc. 5.125% 10/1/21	3,030,000	3,124,688
Super Retail - 2.9%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	6,175,000	5,866,250
JC Penney Corp., Inc.:
5.65% 6/1/20	14,035,000	13,894,650
5.875% 7/1/23 (a)	1,781,000	1,781,000
7.4% 4/1/37	7,795,000	6,197,025
L Brands, Inc.:
6.75% 7/1/36	1,960,000	1,867,488
6.875% 11/1/35	1,490,000	1,437,850
Netflix, Inc. 4.375% 11/15/26 (a)	3,355,000	3,296,288

TOTAL SUPER RETAIL		34,340,551

Technology - 4.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23	105,000	107,100
EMC Corp. 2.65% 6/1/20	3,715,000	3,619,562
Gartner, Inc. 5.125% 4/1/25 (a)	795,000	809,906
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	1,770,000	1,924,875
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	1,700,000	1,791,290
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,695,000	1,737,375
5.25% 1/15/24 (a)	1,690,000	1,735,951
5.5% 2/1/25	210,000	217,875
5.625% 1/15/26 (a)	1,825,000	1,920,813
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	311,000	316,256
6% 7/1/24 (a)	2,980,000	3,084,300
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	3,695,000	3,778,138
4.125% 6/1/21 (a)	4,450,000	4,616,875
4.625% 6/1/23 (a)	2,410,000	2,551,588
Open Text Corp. 5.875% 6/1/26 (a)	6,385,000	6,688,288
Qorvo, Inc. 7% 12/1/25	2,199,000	2,429,895
Sensata Technologies BV 5% 10/1/25 (a)	2,470,000	2,488,525
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	740,000	784,400
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,650,000	4,170,125
Symantec Corp. 5% 4/15/25 (a)	2,650,000	2,717,387
VeriSign, Inc. 5.25% 4/1/25	1,520,000	1,575,100
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	4,573,000	4,761,636

TOTAL TECHNOLOGY		53,827,260

Telecommunications - 10.7%
Altice Financing SA:
6.5% 1/15/22 (a)	4,235,000	4,438,238
6.625% 2/15/23 (a)	2,595,000	2,701,395
7.5% 5/15/26 (a)	3,630,000	3,856,875
Altice Finco SA 7.625% 2/15/25 (a)	5,755,000	5,913,263
Columbus International, Inc. 7.375% 3/30/21 (a)	13,805,000	14,736,838
CommScope Technologies Finance LLC 5% 3/15/27 (a)	1,400,000	1,397,830
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (a)	350,000	359,625
Equinix, Inc. 5.375% 5/15/27	985,000	1,017,013
Level 3 Financing, Inc. 5.25% 3/15/26	2,350,000	2,361,750
Neptune Finco Corp.:
10.125% 1/15/23 (a)	3,775,000	4,379,000
10.875% 10/15/25 (a)	4,200,000	5,050,500
Sable International Finance Ltd. 6.875% 8/1/22 (a)	7,040,000	7,444,800
SBA Communications Corp. 4.875% 9/1/24 (a)	5,765,000	5,691,785
SFR Group SA 6% 5/15/22 (a)	4,540,000	4,704,575
Sprint Capital Corp. 6.875% 11/15/28	8,795,000	9,289,719
Sprint Communications, Inc. 6% 11/15/22	5,150,000	5,265,875
Sprint Corp.:
7.25% 9/15/21	3,880,000	4,188,460
7.625% 2/15/25	3,375,000	3,687,188
7.875% 9/15/23	4,565,000	5,055,738
T-Mobile U.S.A., Inc.:
4% 4/15/22	2,980,000	3,028,425
5.125% 4/15/25	3,440,000	3,560,400
6.625% 4/1/23	7,890,000	8,420,050
Telecom Italia Capital SA:
6% 9/30/34	3,599,000	3,554,013
6.375% 11/15/33	3,000,000	3,031,860
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	4,015,000	4,396,425
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	1,880,000	1,910,550
7.375% 4/23/21 (a)	1,740,000	1,809,600
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	870,000	917,676
6.375% 5/15/25	1,765,000	1,905,088

TOTAL TELECOMMUNICATIONS		124,074,554

Transportation Ex Air/Rail - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	7,065,000	6,164,213
Navios Maritime Holdings, Inc. 8.125% 2/15/19	1,840,000	1,646,800
Teekay Corp. 8.5% 1/15/20	325,000	321,750

TOTAL TRANSPORTATION EX AIR/RAIL		8,132,763

Utilities - 4.1%
Calpine Corp.:
5.25% 6/1/26 (a)	2,855,000	2,897,825
5.75% 1/15/25	1,615,000	1,604,906
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,377,000	4,666,757
Dynegy, Inc. 7.625% 11/1/24	3,755,000	3,586,025
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	3,046,000	2,985,080
7% 6/15/23	5,750,000	5,692,500
NRG Energy, Inc.:
6.25% 5/1/24	1,005,000	1,001,859
6.625% 1/15/27 (a)	1,230,000	1,226,925
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	11,630,839	12,503,152
PPL Energy Supply LLC 6.5% 6/1/25	1,105,000	936,488
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	6,165,000	6,303,713
The AES Corp.:
4.0546% 6/1/19 (b)	817,000	817,000
4.875% 5/15/23	1,300,000	1,293,500
6% 5/15/26	2,260,000	2,339,100

TOTAL UTILITIES		47,854,830

TOTAL NONCONVERTIBLE BONDS
(Cost $912,231,678)		937,081,754
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (Escrow)	1,308,446	1,308,446
Southwestern Energy Co. (e)	20,720	169,282

TOTAL ENERGY		1,477,728

Healthcare - 0.0%
HealthSouth Corp.	16	685
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (e)	1	35,011
TOTAL COMMON STOCKS
(Cost $2,729,167)		1,513,424

Convertible Preferred Stocks - 0.3%
Energy - 0.3%
Southwestern Energy Co. Series B 6.25%
(Cost $2,641,725)	149,000	2,942,750
	Principal Amount	Value

Bank Loan Obligations - 11.0%
Aerospace - 0.6%
TransDigm, Inc.:
Tranche D, term loan 3.9835% 6/4/21 (b)	1,721,325	1,715,490
Tranche F, term loan 3.7806% 6/9/23 (b)	5,095,673	5,069,380

TOTAL AEROSPACE		6,784,870

Air Transportation - 0.6%
American Airlines, Inc.:
Tranche B, term loan 3.3814% 10/10/21 (b)	2,365,859	2,366,450
Tranche B, term loan 3.4122% 12/14/23 (b)	2,460,000	2,462,386
United Air Lines, Inc. Tranche B, term loan 4/1/24 (f)	2,415,000	2,416,521

TOTAL AIR TRANSPORTATION		7,245,357

Broadcasting - 0.2%
Nielsen Finance LLC Tranche B 3LN, term loan 3.3544% 10/4/23 (b)	2,059,838	2,069,395
Building Materials - 0.4%
GYP Holdings III Corp. Tranche B, term loan 4.539% 4/1/21 (b)	4,198,272	4,212,252
Cable/Satellite TV - 0.7%
WideOpenWest Finance LLC Tranche B, term loan 4.5539% 8/19/23 (b)	3,049,675	3,063,216
Zayo Group LLC:
term loan 2.9761% 1/19/21 (b)	1,125,000	1,129,826
Tranche B 1LN, term loan 3.5% 1/19/24 (b)	280,000	280,972
Ziggo Secured Finance Partnership Tranche E, term loan 3.4122% 4/15/25 (b)	4,020,000	4,013,287

TOTAL CABLE/SATELLITE TV		8,487,301

Containers - 0.9%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.75% 12/7/24 (b)	650,000	661,375
Tranche B 1LN, term loan 4.25% 12/7/23 (b)	1,336,650	1,344,175
Reynolds Group Holdings, Inc. Tranche B, term loan 3.7806% 2/5/23 (b)	3,830,774	3,843,952
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (b)	5,001,703	5,007,955

TOTAL CONTAINERS		10,857,457

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.1196% 9/11/22 (b)	1,575,000	1,480,500
Tranche B 1LN, term loan 4.8696% 9/11/21 (b)	392,000	383,505
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (b)	1,650,863	1,672,736

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,536,741

Food & Drug Retail - 0.5%
Albertson's LLC term loan 4.3023% 6/22/23 (b)	520,600	523,203
JBS USA Lux SA Tranche B, term loan 3.2889% 10/30/22 (b)	2,425,000	2,432,590
Pizza Hut Holdings LLC Tranche B, term loan 2.9761% 6/16/23 (b)	1,940,000	1,948,497
RPI Finance Trust Tranche B 6LN, term loan:
3/27/23 (f)	279,572	280,154
3.1529% 3/27/23 (b)	250,428	250,949

TOTAL FOOD & DRUG RETAIL		5,435,393

Gaming - 0.0%
Las Vegas Sands LLC Tranche B, term loan 2.98% 3/29/24 (b)	284,288	284,367
Healthcare - 0.3%
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	3,331,650	3,356,637
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.57% 4/1/22 (b)	513,574	514,709

TOTAL HEALTHCARE		3,871,346

Metals/Mining - 0.4%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (b)	2,205,000	2,156,777
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	2,138,702	2,072,531

TOTAL METALS/MINING		4,229,308

Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	3,593,793	3,589,948
Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan:
3.25% 2/17/24 (b)	2,444,902	2,445,929
3.3093% 2/17/24 (b)	394,178	394,344

TOTAL RESTAURANTS		2,840,273

Services - 1.4%
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (b)	3,392,409	3,171,903
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (b)	4,373,100	4,380,753
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	3,000,275	3,007,026
Tranche DD, term loan 4% 11/8/20 (b)	840,993	842,886
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,624,958	2,623,330
The GEO Group, Inc. Tranche B, term loan 3/9/24 (f)	125,000	125,548
Xerox Business Services LLC Tranche B, term loan 6.3344% 12/7/23 (b)	2,498,738	2,524,350

TOTAL SERVICES		16,675,796

Super Retail - 0.6%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (b)	495,000	482,130
Tranche B 1LN, term loan 4.75% 2/3/24 (b)	525,000	512,437
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (b)	5,566,649	5,522,116

TOTAL SUPER RETAIL		6,516,683

Technology - 2.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5387% 9/15/20 (b)	2,295,000	2,274,919
Compuware Corp. term loan 9.25% 12/15/22 (b)	2,088,330	2,091,817
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	2,048,832	2,050,881
Go Daddy Operating Co. LLC Tranche B, term loan:
2/15/24 (g)	1,871,471	1,873,118
3.4122% 2/15/24 (b)	1,408,529	1,409,768
Kronos, Inc. term loan:
5.0339% 11/1/23 (b)	4,174,538	4,195,869
9.284% 11/1/24 (b)	1,045,000	1,077,008
Landesk Group, Inc. term loan:
5.25% 1/20/24 (b)	460,000	462,015
10% 1/20/25 (b)	830,000	821,285
Rackspace Hosting, Inc. term loan 4.5345% 11/3/23 (b)	598,500	602,157
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	2,198,698	2,231,679
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	6,795,850	6,760,172

TOTAL TECHNOLOGY		25,850,688

Telecommunications - 1.3%
Altice Financing SA Tranche B, term loan 6/22/25 (f)	1,015,000	1,015,000
Level 3 Financing, Inc. Tranche B, term loan 3.2272% 2/22/24 (b)	2,490,000	2,493,113
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (b)	1,026,635	1,030,485
Polycom, Inc. Tranche B, term loan 6.25% 9/27/23 (b)	3,250,542	3,286,298
Radiate Holdco LLC Tranche B, term loan 3.7806% 2/1/24 (b)	3,060,000	3,071,903
SFR Group SA Tranche B 11LN, term loan 6/22/25 (f)	3,035,000	3,022,678
Sprint Communications, Inc. Tranche B, term loan 3.3125% 2/3/24 (b)	865,000	864,386
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (b)	74,813	75,355

TOTAL TELECOMMUNICATIONS		14,859,218

Utilities - 0.1%
Calpine Corp. Tranche B, term loan 2.54% 11/30/17 (b)	1,221,818	1,222,197
TOTAL BANK LOAN OBLIGATIONS
(Cost $127,729,919)		128,568,590

Preferred Securities - 4.9%
Banks & Thrifts - 4.9%
Bank of America Corp. 6.25% (b)(h)	1,550,000	1,638,483
Barclays Bank PLC 7.625% 11/21/22	15,315,000	17,172,606
Barclays PLC:
6.625% (b)(h)	6,035,000	6,037,151
8.25% (b)(h)	2,435,000	2,567,988
BNP Paribas SA 7.375% (a)(b)(h)	2,955,000	3,060,945
Citigroup, Inc.:
5.95% (b)(h)	1,250,000	1,329,722
5.95% (b)(h)	1,775,000	1,863,566
Credit Agricole SA:
6.625% (a)(b)(h)	12,405,000	12,270,037
7.875% (a)(b)(h)	2,125,000	2,164,686
JPMorgan Chase & Co. 5.3% (b)(h)	840,000	889,020
Royal Bank of Scotland Group PLC:
7.5% (b)(h)	5,860,000	5,781,814
8.625% (b)(h)	2,065,000	2,153,730
TOTAL PREFERRED SECURITIES
(Cost $54,904,545)		56,929,748
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.84%(i)
(Cost $50,275,502)	50,267,549	50,277,602
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,150,512,536)		1,177,313,868
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(12,324,334)
NET ASSETS - 100%		$1,164,989,534

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $548,914,585 or 47.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,871,471 and $1,873,118, respectively.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,593
Total	$76,593

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$4,420,478	$169,282	$2,942,750	$1,308,446
Health Care	685	685	--	--
Telecommunication Services	35,011	--	--	35,011
Corporate Bonds	937,081,754	--	937,081,754	--
Bank Loan Obligations	128,568,590	--	128,568,590	--
Preferred Securities	56,929,748	--	56,929,748	--
Money Market Funds	50,277,602	50,277,602	--	--
Total Investments in Securities:	$1,177,313,868	$50,447,569	$1,125,522,842	$1,343,457

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,147,196,904. Net unrealized appreciation aggregated $30,116,964, of which $39,643,262 related to appreciated investment securities and $9,526,298 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

March 31, 2017

VIPFHI-QTLY-0517
1.9859335.102

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.5%(a)
	Principal Amount	Value
Aerospace - 0.8%
Gemini HDPE LLC Tranche B, term loan 4.039% 8/7/21 (b)	$362,512	$365,912
TransDigm, Inc.:
Tranche D, term loan 3.9835% 6/4/21 (b)	452,213	450,680
Tranche E, term loan 3.8524% 5/14/22 (b)	369,620	367,971
Tranche F, term loan 3.7806% 6/9/23 (b)	248,747	247,463

TOTAL AEROSPACE		1,432,026

Automotive & Auto Parts - 1.1%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4% 2/1/24 (b)	140,909	141,790
Tranche 2LN, term loan:
2/1/25 (c)	45,000	45,563
2/1/24(d)	14,091	14,179
NN, Inc. term loan 3/22/21 (c)	500,000	499,690
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	361,870	336,840
Tranche 2LN, term loan 10% 11/27/21 (b)	500,000	288,125
The Gates Corp.:
Tranche B 1LN, term loan 3/30/24 (c)	25,000	25,019
Tranche B 1LN, term loan 4.25% 7/3/21 (b)	494,340	494,710

TOTAL AUTOMOTIVE & AUTO PARTS		1,845,916

Broadcasting - 1.4%
CBS Radio, Inc.:
term loan 4.5% 10/17/23 (b)	338,685	341,083
Tranche B 1LN, term loan 3/2/24 (c)	200,000	201,000
Clear Channel Communications, Inc. Tranche D, term loan 7.5306% 1/30/19 (b)	1,125,000	964,215
Entercom Radio, LLC Tranche B, term loan 4.5631% 11/1/23 (b)	281,479	282,816
ION Media Networks, Inc. Tranche B, term loan 4.5% 12/18/20 (b)	552,898	557,045

TOTAL BROADCASTING		2,346,159

Building Materials - 1.0%
Builders FirstSource, Inc. Tranche 1LN, term loan 4% 2/29/24 (b)	213,804	213,536
GYP Holdings III Corp. Tranche B, term loan 4.539% 4/1/21 (b)	568,366	570,258
HD Supply, Inc. Tranche B, term loan 3.7482% 10/17/23 (b)	248,750	250,305
Jeld-Wen, Inc. Tranche B 3LN, term loan 4% 7/1/22 (b)	232,490	233,845
Unifrax I LLC Tranche B, term loan 3/30/24 (c)	135,000	135,675
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (b)	328,898	329,720

TOTAL BUILDING MATERIALS		1,733,339

Cable/Satellite TV - 2.9%
Altice U.S. Finance SA term loan 3.7806% 1/15/25 (b)	389,025	388,298
Charter Communication Operating LLC:
term loan 2.79% 7/1/20 (b)	484,887	485,963
Tranche I, term loan 3.04% 1/15/24 (b)	868,120	871,862
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5232% 1/7/22 (b)	375,000	373,283
Tranche 2LN, term loan 7.7732% 7/7/23 (b)	240,000	233,400
Mediacom Illinois LLC Tranche K, term loan 3.2% 2/15/24 (b)	375,000	376,564
Numericable LLC Tranche B, term loan 5.289% 1/15/24 (b)	416,850	417,146
Virgin Media Bristol LLC Tranche 1LN, term loan 3.6622% 1/31/25 (b)	750,000	751,643
WideOpenWest Finance LLC Tranche B, term loan 4.5539% 8/19/23 (b)	372,813	374,469
Zayo Group LLC:
term loan 2.9761% 1/19/21 (b)	250,000	251,073
Tranche B 1LN, term loan 3.5% 1/19/24 (b)	355,000	356,232

TOTAL CABLE/SATELLITE TV		4,879,933

Capital Goods - 0.7%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4% 3/13/22 (b)	423,684	426,281
SRAM LLC. Tranche B, term loan 4.5514% 3/15/24 (b)	248,040	248,350
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (b)	139,300	140,171
Zodiac Pool Solutions LLC Tranche B 1LN, term loan 5.5% 12/20/23 (b)	299,250	300,995

TOTAL CAPITAL GOODS		1,115,797

Chemicals - 1.7%
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3.9022% 3/30/24 (b)	139,650	139,709
Kraton Polymers LLC term loan 5% 1/6/22 (b)	433,294	437,086
MacDermid, Inc.:
term loan 5% 6/7/23 (b)	427,850	428,654
Tranche B 5LN, term loan 4.5% 6/7/20 (b)	72,602	73,276
Orion Engineered Carbons GMBH Tranche B, term loan 3.9982% 7/25/21 (b)	406,509	407,187
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.25% 6/19/22 (b)	364,509	367,811
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	55,172	55,218
The Chemours Co. LLC Tranche B, term loan 3.79% 5/12/22 (b)	358,624	360,418
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	167,025	168,348
Univar, Inc. term loan 3.6083% 7/1/22 (b)	381,724	382,381

TOTAL CHEMICALS		2,820,088

Consumer Products - 1.5%
CSM Bakery Supplies Tranche B 1LN, term loan 5% 7/3/20 (b)	260,000	244,400
Hercules Achievement, Inc. Tranche B, term loan 5.02% 12/11/21 (b)	733,125	742,106
Kate Spade & Co. Tranche B, term loan 4% 4/10/21 (b)	244,361	243,750
Prestige Brands, Inc. term loan 3.5306% 1/26/24 (b)	242,116	244,133
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.2036% 4/2/20 (b)	571,187	530,970
Wilsonart LLC Tranche B, term loan 4.5% 12/19/23 (b)	498,750	503,114

TOTAL CONSUMER PRODUCTS		2,508,473

Consumer Services - 0.2%
Optiv Security, Inc.:
Tranche 2LN, term loan 8.25% 2/1/25 (b)	50,000	50,750
Tranche B 1LN, term loan 4.25% 2/1/24 (b)	260,000	261,139

TOTAL CONSUMER SERVICES		311,889

Containers - 4.3%
Anchor Glass Container Corp. Tranche B 1LN, term loan 4.25% 12/7/23 (b)	548,625	551,714
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (b)	250,000	251,668
Tranche B 1LN, term loan 4.5% 10/1/21 (b)	736,448	739,865
Berry Plastics Corp.:
term loan:
3.2806% 10/1/22 (b)	462,295	464,990
3.2806% 1/19/23 (b)	333,333	335,323
Tranche K, term loan 3.1078% 2/8/20 (b)	105,624	106,202
Tranche L, term loan 3.1078% 1/6/21 (b)	859,167	863,033
BWAY Holding Co. Tranche B, term loan:
3/22/24 (c)	500,000	498,440
4.755% 8/14/23 (b)	773,517	771,459
Consolidated Container Co.:
Tranche 2LN, term loan 7.75% 1/3/20 (b)	625,000	615,625
Tranche B, term loan 5% 7/3/19 (b)	248,695	248,073
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (b)	249,375	251,619
Printpack Holdings, Inc. Tranche B, term loan 4% 7/26/23 (b)	99,500	99,749
Reynolds Group Holdings, Inc. Tranche B, term loan 3.7806% 2/5/23 (b)	915,668	918,818
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (b)	214,930	215,199
Tekni-Plex, Inc.:
Tranche 1LN, term loan 4.5389% 6/1/22 (b)	248,734	248,796
Tranche 2LN, term loan 8.75% 6/1/23 (b)	51,563	51,305

TOTAL CONTAINERS		7,231,878

Diversified Financial Services - 3.8%
Al Mistral (Luxembourg) Subco S.ar.l. Tranche B, term loan 4.1764% 1/17/24 (b)	200,000	199,750
AlixPartners LLP:
term loan 4% 7/28/22 (b)	232,068	232,442
Tranche B, term loan 4.1496% 4/29/24 (b)	375,000	376,406
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (b)	174,563	175,327
AssuredPartners, Inc. Tranche B 1LN, term loan 5.25% 10/22/22 (b)	400,156	402,757
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3.7283% 3/20/22 (b)	800,000	810,336
Avolon TLB Borrower 1 (US) LLC Tranche B 1LN, term loan 3.2283% 9/20/20 (b)	200,000	201,750
Broadstreet Partners, Inc. Tranche B, term loan 5.25% 11/8/23 (b)	149,625	152,056
Constellation Brands Tranche B, term loan 4.8873% 12/16/23 (b)	249,375	251,168
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3/30/24 (c)	250,000	250,833
Fly Funding II SARL Tranche B, term loan 3.79% 2/9/22 (b)	220,395	220,946
Flying Fortress Holdings, Inc. Tranche B, term loan 3.2482% 10/30/22 (b)	500,000	503,960
Fort Dearborn Holding Co., Inc. Tranche B, term loan 5.005% 10/19/23 (b)	249,375	250,622
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.8696% 9/11/21 (b)	256,867	251,300
LPL Holdings, Inc. Tranche B, term loan 3.765% 2/28/24 (b)	500,000	500,315
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (b)	83,938	84,515
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (b)	299,250	303,215
TransUnion LLC Tranche B 2LN, term loan 3.2806% 4/9/23 (b)	614,266	617,725
Tricorbraun Holdings, Inc. Tranche 1LN, term loan:
11/30/23(d)	22,727	22,920
4.75% 11/30/23 (b)	226,705	228,632
UFC Holdings LLC Tranche B 1LN, term loan 4.25% 8/18/23 (b)	497,500	499,719

TOTAL DIVERSIFIED FINANCIAL SERVICES		6,536,694

Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3.1783% 3/16/24 (b)	160,000	160,840
Energy - 3.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	729,061	729,061
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (b)	235,000	259,283
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (b)	160,000	170,200
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (b)	90,000	87,525
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	119,480	121,173
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (b)	248,092	249,394
Crestwood Holdings Partners LLC Tranche B, term loan 9.0418% 6/19/19 (b)	662,311	661,761
Empire Generating Co. LLC:
Tranche B, term loan 5.29% 3/14/21 (b)	208,887	207,669
Tranche C, term loan 5.29% 3/14/21 (b)	19,637	19,522
ExGen Renewables I, LLC Tranche B term loan 5.2718% 2/6/21 (b)	64,055	64,375
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (b)	269,309	211,295
Foresight Energy LLC Tranche B 1LN, term loan 3/28/22 (c)	250,000	243,125
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (b)	230,000	199,573
Gavilan Resources LLC Tranche 2LN, term loan 7% 3/1/24 (b)	375,000	370,313
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (b)	621,875	619,282
International Seaways, Inc. Tranche B, term loan 5.7899% 8/5/19 (b)	249,160	248,383
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (b)	139,026	138,157
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	150,338	101,603
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	384,001	361,921
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5.5% 6/26/22 (b)	344,410	346,993

TOTAL ENERGY		5,410,608

Entertainment/Film - 0.4%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.7328% 12/15/23 (b)	110,000	110,894
AMC Entertainment, Inc. Tranche B, term loan 3.6622% 12/15/22 (b)	246,875	248,830
Lions Gate Entertainment Corp. term loan 3.8544% 12/8/23 (b)	300,000	301,593

TOTAL ENTERTAINMENT/FILM		661,317

Environmental - 0.7%
ADS Waste Holdings, Inc. term loan 3.695% 11/10/23 (b)	369,063	370,985
The Brickman Group, Ltd. Tranche B 1LN, term loan 4.0008% 12/18/20 (b)	618,646	619,840
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (b)	193,050	194,257
Tranche B 1LN, term loan 4.75% 1/15/21 (b)	44,769	44,992

TOTAL ENVIRONMENTAL		1,230,074

Food & Drug Retail - 3.2%
Albertson's LLC:
term loan 4.3023% 6/22/23 (b)	486,400	488,832
Tranche B 4LN, term loan 3.7806% 8/25/21 (b)	1,472,659	1,478,682
Tranche B 5LN, term loan 4.4013% 12/21/22 (b)	662,303	666,237
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	248,125	240,681
GOBP Holdings, Inc. Tranche B 1LN, term loan 5% 10/21/21 (b)	578,507	579,051
HLF Financing U.S. LLC Tranche B, term loan 6.2806% 2/15/23 (b)	215,000	214,910
JBS USA Lux SA Tranche B, term loan 3.2889% 10/30/22 (b)	375,000	376,174
Pizza Hut Holdings LLC Tranche B, term loan 2.9761% 6/16/23 (b)	323,375	324,791
RPI Finance Trust Tranche B 6LN, term loan:
3/27/23 (c)	395,621	396,444
3.1529% 3/27/23 (b)	354,379	355,116
Smart & Final, Inc. Tranche B, term loan 4.4157% 11/15/22 (b)	375,000	367,969

TOTAL FOOD & DRUG RETAIL		5,488,887

Food/Beverage/Tobacco - 1.3%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 5.25% 3/20/24 (b)	100,000	100,875
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (b)	299,071	282,123
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	349,125	352,033
Pinnacle Foods Finance LLC Tranche B, term loan 2.8106% 2/3/24 (b)	374,063	375,379
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	255,000	247,350
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	497,250	497,563
U.S. Foods, Inc. Tranche B, term loan 3.5306% 6/27/23 (b)	372,188	375,385

TOTAL FOOD/BEVERAGE/TOBACCO		2,230,708

Gaming - 5.3%
Affinity Gaming LLC Tranche B, term loan 4.5% 7/1/23 (b)	372,188	373,740
American Casino & Entertainment Properties LLC Tranche B, term loan 4.25% 7/7/22 (b)	285,810	287,239
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3.1433% 10/20/21 (b)	298,796	300,382
Boyd Gaming Corp. Tranche B 1LN, term loan 3.4439% 9/15/23 (b)	380,000	381,839
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	902,297	906,249
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	1,657,879	1,666,159
CCM Merger, Inc. Tranche B, term loan 4.0306% 8/8/21 (b)	312,826	314,259
Eldorado Resorts, Inc.:
Tranche B, term loan 3/16/24 (c)	510,000	508,725
Tranche B, term loan 4.25% 7/23/22 (b)	216,150	215,519
Gateway Casinos & Entertainment Ltd. term loan 4.8001% 2/22/23 (b)	250,000	252,500
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (b)	156,741	158,799
4.5394% 11/21/19 (b)	365,730	370,532
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (b)	308,415	311,113
Greektown Holdings LLC Tranche B, term loan 3/20/24 (c)	140,000	139,913
Las Vegas Sands LLC Tranche B, term loan 2.98% 3/29/24 (b)	418,950	419,067
MGM Mirage, Inc. Tranche A, term loan 3.0306% 4/25/21 (b)	424,625	424,625
Mohegan Tribal Gaming Authority:
Tranche A, term loan 5.0306% 10/14/21 (b)	240,625	240,324
Tranche B, term loan 5.5% 10/14/23 (b)	249,375	249,634
Penn National Gaming, Inc. Tranche B, term loan 3.2806% 1/19/24 (b)	80,000	80,420
Scientific Games Corp. Tranche B 3LN, term loan 4.8462% 10/1/21 (b)	802,242	812,142
Station Casinos LLC Tranche B, term loan 3.45% 6/8/23 (b)	521,412	521,542

TOTAL GAMING		8,934,722

Healthcare - 7.1%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	275,444	275,937
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	231,250	231,058
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (b)	247,349	247,144
Community Health Systems, Inc.:
Tranche G, term loan 3.7976% 12/31/19 (b)	367,712	365,164
Tranche H, term loan 4.0477% 1/27/21 (b)	1,303,064	1,284,495
CPI Holdco LLC Tranche B 1LN, term loan 5.15% 3/21/24 (b)	240,000	241,200
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5306% 6/24/21 (b)	235,757	238,263
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	35,725	35,620
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.8125% 9/25/22 (b)	173,930	173,664
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	997,500	1,004,981
Grifols, S.A. Tranche B, term loan 3.1939% 1/31/25 (b)	625,000	625,794
HCA Holdings, Inc. Tranche B 8LN, term loan 3.0306% 2/15/24 (b)	249,375	251,380
InVentiv Health, Inc. Tranche B, term loan 4.804% 11/9/23 (b)	169,575	169,928
Kindred Healthcare, Inc. Tranche B, term loan 4.5% 4/9/21 (b)	371,186	371,031
Milk Specialties Co. Tranche B, term loan 5% 8/16/23 (b)	159,200	160,394
MPH Acquisition Holdings LLC Tranche B, term loan 4.75% 6/7/23 (b)	182,421	184,635
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (b)	135,468	135,129
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	394,124	395,231
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (b)	1,068,999	1,062,317
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	608,423	608,423
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	298,372	299,306
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (b)	80,000	81,500
Tranche B 1LN, term loan 4.25% 10/21/23 (b)	244,388	244,847
Project Ruby Ultimate Parent Corp. Tranche B, term loan 4.75% 2/9/24 (b)	249,395	250,123
Select Medical Corp. Tranche B, term loan 4.5% 3/6/24 (b)	250,000	252,188
Team Health Holdings, Inc. term loan 3.75% 2/6/24 (b)	200,000	198,416
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	250,000	222,500
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	821,219	769,120
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.57% 4/1/22 (b)	1,453,956	1,457,169
Vizient, Inc. term loan 5% 2/11/23 (b)	219,963	221,613

TOTAL HEALTHCARE		12,058,570

Homebuilders/Real Estate - 1.7%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (b)	158,800	160,290
Communications Sales & Leasing, Inc. Tranche B, term loan 4% 10/24/22 (b)	370,319	368,931
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.289% 11/4/22 (b)	5,532	5,514
Tranche B 1LN, term loan 4.297% 11/4/21 (b)	488,794	491,316
Installed Building Products, Inc. Tranche B, term loan 3/30/24 (c)	375,000	374,063
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20 (b)	124,341	125,429
Lightstone Holdco LLC:
Tranche B, term loan 5.539% 1/30/24 (b)	399,361	401,458
Tranche C, term loan 5.539% 1/30/24 (b)	24,638	24,767
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.2806% 4/25/23 (b)	539,550	541,800
RE/MAX LLC Tranche B, term loan 3.6622% 12/15/23 (b)	109,450	109,450
Realogy Group LLC term loan 3.2317% 7/20/22 (b)	372,192	375,683

TOTAL HOMEBUILDERS/REAL ESTATE		2,978,701

Hotels - 0.8%
ESH Hospitality, Inc. Tranche B, term loan 3.2844% 8/30/23 (b)	323,377	324,832
Four Seasons Holdings, Inc. Tranche B, term loan 3.9982% 11/30/23 (b)	748,125	755,606
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (b)	217,157	218,289

TOTAL HOTELS		1,298,727

Insurance - 2.4%
Acrisure LLC:
Tranche B 1LN, term loan 5.75% 11/22/23 (b)	316,964	321,719
Tranche B, term loan 5.75% 11/22/23 (b)(d)	58,036	58,906
Alliant Holdings Intermediate LLC Tranche B, term loan 4.3873% 8/14/22 (b)	646,651	649,425
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.75% 1/25/25 (b)	30,000	30,550
Tranche B 1LN, term loan 3.75% 1/25/24 (b)	249,375	249,375
Asurion LLC:
term loan 4.25% 8/4/22 (b)	760,715	763,948
Tranche B 2LN, term loan:
4.0306% 7/8/20 (b)	48,378	48,640
8.5% 3/3/21 (b)	485,000	490,456
Tranche B 5LN, term loan 4.75% 11/3/23 (b)	245,009	246,847
HUB International Ltd. Tranche B 1LN, term loan 4.034% 10/2/20 (b)	604,949	607,889
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (b)	305,000	316,819
VF Holdings Corp. term loan 4.25% 6/30/23 (b)	248,750	249,772

TOTAL INSURANCE		4,034,346

Leisure - 1.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	421,140	419,561
Delta 2 SARL Tranche B, term loan 4.5677% 2/1/24 (b)	365,000	364,635
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8% 9/8/24 (b)	75,000	75,969
Tranche B 1LN, term loan 4.25% 3/8/24 (b)	315,000	317,167
Fitness International LLC Tranche B, term loan 6% 7/1/20 (b)	216,456	218,891
LTF Merger Sub, Inc. Tranche B, term loan 4% 6/10/22 (b)	329,150	329,726
NVA Holdings, Inc. Tranche B 2LN, term loan 4.5% 8/14/21 (b)	249,375	251,557
SMG Tranche B 1LN, term loan 4.7238% 2/27/20 (b)	248,077	248,387

TOTAL LEISURE		2,225,893

Metals/Mining - 1.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	436,113	434,478
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (b)	164,007	164,853
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	830,342	804,652
Peabody Energy Corp.:
term loan 3.4658% 2/7/22 (b)	375,000	374,531
Tranche B, term loan 0% 9/24/20 (e)	124,046	126,124
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	111,927	0

TOTAL METALS/MINING		1,904,638

Paper - 0.7%
Caraustar Industries, Inc. Tranche B, term loan 6.5% 3/14/22 (b)	430,000	433,225
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.25% 12/29/23 (b)	470,000	472,496
Multi Packaging Solutions Ltd. term loan 4.25% 10/14/23 (b)	244,684	244,684

TOTAL PAPER		1,150,405

Publishing/Printing - 2.7%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	795,496	756,962
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	283,009	247,104
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7% 12/31/21 (b)	279,121	281,354
Tranche B 6LN, term loan 6.5% 2/9/22 (b)	134,205	135,044
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	491,250	451,950
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	769,586	760,182
Merrill Communications LLC Tranche B, term loan 6.289% 6/1/22 (b)	271,967	271,967
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.3073% 1/19/23 (b)	308,974	314,768
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (b)	488,710	495,429
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	862,797	861,874

TOTAL PUBLISHING/PRINTING		4,576,634

Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B, term loan:
3.25% 2/17/24 (b)	623,700	623,962
3.3093% 2/17/24 (b)	498,960	499,169
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (b)	490,610	486,013
Focus Brands, Inc. term loan 5% 10/5/23 (b)	190,575	190,575
Landry's Acquisition Co. Tranche B 1LN, term loan 4.0389% 10/4/23 (b)	493,846	497,461
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	159,048	160,639

TOTAL RESTAURANTS		2,457,819

Services - 8.7%
Abacus Innovations Corp. Tranche B, term loan 3.0625% 8/16/23 (b)	249,375	251,432
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (b)	978,269	914,682
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.25% 10/19/23 (b)	455,400	458,533
Tranche 2LN, term loan 9.27% 10/19/24 (b)	125,000	127,969
Aramark Services, Inc. Tranche B, term loan 2.9829% 3/28/24 (b)	375,000	376,875
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (b)	741,922	743,220
Bright Horizons Family Solutions Tranche B, term loan 3.6044% 11/7/23 (b)	141,924	143,237
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	242,162	230,175
Coinmach Service Corp. Tranche B, term loan 4.2903% 11/14/19 (b)	1,426,278	1,425,508
Creative Artists Agency LLC Tranche B, term loan 4.5% 2/15/24 (b)	229,425	232,437
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	529,491	530,683
Tranche B 1LN, term loan 4% 11/8/20 (b)	423,938	424,891
Tranche DD, term loan 4% 11/8/20 (b)	91,978	92,185
GCA Services Group, Inc. Tranche B 1LN, term loan 6.0618% 3/1/23 (b)	245,492	246,105
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.5% 3/9/23 (b)	193,050	195,062
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	287,930	284,691
Tranche 2LN, term loan 7.5% 7/25/22 (b)	115,000	111,205
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (b)	618,767	621,861
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (b)	1,416,877	1,427,504
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	795,025	794,532
Nord Anglia Education Tranche B, term loan 4.554% 3/31/21 (b)	613,123	615,042
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (b)	80,000	80,400
Tranche B 1LN, term loan 5.25% 9/27/23 (b)	243,775	245,725
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.25% 5/2/22 (b)	1,045,629	1,055,646
SAI Global GP Tranche B, term loan 5.5975% 12/8/23 (b)	329,175	333,290
Science Applications International Corp. Tranche B, term loan 3.5625% 5/4/22 (b)	175,716	176,486
SESAC Holdco II LLC Tranche B 1LN, term loan 4.3034% 2/23/24 (b)	145,000	144,880
Summit Midstream Partners LP Tranche B, term loan 7.0217% 5/16/22 (b)	250,000	254,375
The GEO Group, Inc. Tranche B, term loan 3/9/24 (c)	185,000	185,810
The ServiceMaster Co. Tranche B, term loan 3.2806% 11/8/23 (b)	498,750	503,269
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (b)	368,150	368,382
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	666,296	666,296
Tranche B 2LN, term loan 8% 5/14/23 (b)	40,000	39,600
Xerox Business Services LLC:
term loan 3.0306% 12/7/21 (b)	125,000	123,750
Tranche B, term loan 6.3344% 12/7/23 (b)	354,113	357,742

TOTAL SERVICES		14,783,480

Steel - 0.5%
Atkore International, Inc. Tranche B 1LN, term loan 4% 12/22/23 (b)	374,063	376,284
JMC Steel Group, Inc. Tranche B, term loan 4.9062% 6/14/21 (b)	422,067	427,871

TOTAL STEEL		804,155

Super Retail - 4.4%
Academy Ltd. Tranche B, term loan 5.0553% 7/2/22 (b)	479,260	352,736
Bass Pro Group LLC:
term loan 5.7204% 6/9/18 (b)	125,000	125,235
Tranche B, term loan 4.1044% 6/5/20 (b)	369,347	362,883
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23 (b)	1,375,000	1,322,585
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (b)	250,000	243,500
Tranche B 1LN, term loan 4.75% 2/3/24 (b)	685,000	668,608
CNT Holdings III Corp. term loan 4.25% 1/22/23 (b)	247,505	248,948
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	247,190	201,635
G-III Apparel Group Ltd. Tranche B, term loan 6.25% 12/1/22 (b)	125,000	121,094
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.0389% 8/19/23 (b)	358,200	357,416
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (b)	732,852	726,989
Party City Holdings, Inc. term loan 3.855% 8/19/22 (b)	373,406	372,271
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.2873% 1/26/23 (b)	744,055	699,598
PetSmart, Inc. term loan 4.02% 3/11/22 (b)	1,109,976	1,058,640
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	641,248	632,629
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (e)	228,060	13,613

TOTAL SUPER RETAIL		7,508,380

Technology - 9.2%
Applied Systems, Inc. Tranche B 1LN, term loan 4% 1/23/21 (b)	49,732	49,968
Aptean, Inc.:
Tranche 2LN, term loan 10.5% 12/20/23 (b)	70,000	69,825
Tranche B 1LN, term loan 6% 12/20/22 (b)	200,000	203,000
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (b)	357,112	357,233
Bright Bidco BV Tranche B, term loan 3/17/24 (c)	375,000	377,186
Cavium, Inc. Tranche B 1LN, term loan 3.2283% 8/16/22 (b)	148,689	149,247
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5387% 9/15/20 (b)	365,276	362,079
Compuware Corp.:
term loan 9.25% 12/15/22 (b)	473,890	474,682
Tranche B 3LN, term loan 5.25% 12/15/21 (b)	615,306	616,229
CPI International, Inc. Tranche B, term loan 4.25% 4/7/21 (b)	375,000	376,406
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (b)	596,055	596,431
Dell International LLC:
Tranche A 1LN, term loan 2.79% 12/31/18 (b)	280,781	280,868
Tranche B, term loan 3.35% 9/7/23 (b)	574,375	576,288
EIG Investors Corp. Tranche B 1LN, term loan 6.0416% 2/9/23 (b)	719,688	724,489
Epicor Software Corp.:
Tranche B, term loan 4.75% 6/1/22 (b)	364,081	364,445
Tranche B2 1LN, term loan 5% 6/1/22 (b)	122,897	123,102
First Data Corp. Tranche B, term loan 3.9839% 7/10/22 (b)	466,477	469,877
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.2801% 6/17/22 (b)	50,000	48,875
Tranche B 1LN, term loan 5% 6/17/21 (b)	166,066	166,896
Gartner, Inc. Tranche B, term loan 3/16/24 (c)	225,000	226,688
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (b)	613,503	617,467
Global Payments, Inc. Tranche B, term loan 3.2806% 4/22/23 (b)	59,235	59,531
Go Daddy Operating Co. LLC Tranche B, term loan:
2/15/24 (d)	356,607	356,920
3.4122% 2/15/24 (b)	268,393	268,630
Infor U.S., Inc. Tranche B 6LN, term loan 3.75% 2/1/22 (b)	279,649	278,550
Information Resources, Inc.:
Tranche 2LN, term loan 9.25% 1/18/25 (b)	75,000	74,500
Tranche B 1LN, term loan 5.25% 1/18/24 (b)	325,000	328,556
Kronos, Inc. term loan:
5.0339% 11/1/23 (b)	1,042,388	1,047,714
9.284% 11/1/24 (b)	460,000	474,090
Landesk Group, Inc. term loan:
5.25% 1/20/24 (b)	505,000	507,212
10% 1/20/25 (b)	125,000	123,688
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	50,000	49,500
Tranche B 3LN, term loan 4.5% 10/16/22 (b)	251,813	251,813
Micron Technology, Inc. Tranche B, term loan 4.54% 4/26/22 (b)	124,063	124,489
Rackspace Hosting, Inc. term loan 4.5345% 11/3/23 (b)	653,363	657,355
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.75% 4/9/21 (b)	605,032	607,046
Tranche 2LN, term loan 8% 4/9/22 (b)	175,000	174,125
SolarWinds Holdings, Inc. Tranche B, term loan 4.5% 2/5/23 (b)	372,192	372,006
Solera LLC Tranche B, term loan 4.25% 3/3/23(b)	615,693	618,088
Sophia L.P. term loan 4.25% 9/30/22 (b)	291,674	291,400
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.0306% 7/8/22 (b)	158,329	159,023
Tranche B 2LN, term loan 3.0306% 7/8/22 (b)	13,535	13,594
Sybil Software LLC. Tranche B, term loan 5% 9/30/22 (b)	434,500	437,759
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (b)	284,654	260,903
TIBCO Software, Inc. Tranche 1LN, term loan 5.5% 12/5/20 (b)	124,682	125,903
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	303,324	307,874
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	238,800	237,546
WEX, Inc. Tranche B, term loan 4.2806% 7/1/23 (b)	248,125	250,827

TOTAL TECHNOLOGY		15,689,923

Telecommunications - 6.8%
Altice Financing SA Tranche B, term loan 6/22/25 (c)	375,000	375,000
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (c)	375,000	376,406
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.4982% 3/31/19 (b)	100,000	98,625
DigitalGlobe, Inc. Tranche B, term loan 3.5306% 1/15/24 (b)	284,288	285,177
Evo Payments International LLC Tranche B 1LN, term loan 6% 12/20/23 (b)	275,000	277,178
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	243,655	244,629
GTT Communications, Inc. Tranche B, term loan 5% 1/9/24 (b)	109,725	111,097
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.8873% 6/30/19 (b)	1,375,000	1,344,833
Level 3 Financing, Inc. Tranche B, term loan 3.2272% 2/22/24 (b)	875,000	876,094
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (b)	977,544	981,210
Neptune Finco Corp.:
Tranche B, term loan:
7/17/25 (c)	99,960	99,810
3.9428% 10/11/24 (b)	328,125	327,203
Tranche DD 1LN, term loan 7/17/25 (c)	20,040	19,965
Neustar, Inc.:
Tranche 2LN, term loan 2/28/25 (c)	85,000	85,744
Tranche B1 1LN, term loan 8/31/19 (c)	145,000	146,752
Tranche B2 1LN, term loan 2/29/24 (c)	300,000	303,375
Onvoy LLC Tranche B 1LN, term loan 5.5% 2/10/24 (b)	315,000	314,017
Polycom, Inc. Tranche B, term loan 6.25% 9/27/23 (b)	506,458	512,029
Radiate Holdco LLC Tranche B, term loan 3.7806% 2/1/24 (b)	375,000	376,459
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (b)	374,063	376,168
Sable International Finance Ltd. Tranche B 1LN, term loan 5.5306% 12/31/22 (b)	235,000	236,664
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	250,000	248,750
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	484,927	484,020
SFR Group SA Tranche B 11LN, term loan 6/22/25 (c)	625,000	622,463
Sprint Communications, Inc. Tranche B, term loan 3.3125% 2/3/24 (b)	1,000,000	999,290
Telenet Financing USD LLC Tranche B, term loan 3.9122% 1/31/25 (b)	375,000	375,049
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (b)	696,754	701,805
Windstream Services LLC Tranche B 7LN, term loan 4.2% 2/17/24 (b)	234,413	234,119
Xplornet Communications, Inc. Tranche B, term loan 7% 9/9/21 (b)	209,025	211,638

TOTAL TELECOMMUNICATIONS		11,645,569

Textiles/Apparel - 0.2%
ABB Optical Group LLC Tranche B, term loan 6.1161% 6/15/23 (b)	268,650	271,001
Transportation Ex Air/Rail - 0.2%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	142,500	130,388
Navios Maritime Partners LP Tranche B, term loan 6.13% 9/3/20 (b)	300,000	296,439

TOTAL TRANSPORTATION EX AIR/RAIL		426,827

Utilities - 4.7%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	22,368	22,396
6.375% 8/13/19 (b)	336,485	336,905
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	219,597	220,970
Calpine Corp.:
Tranche B 5LN, term loan 3.75% 1/15/24 (b)	248,734	249,667
Tranche B 8LN, term loan 2.6% 12/31/19 (b)	250,000	249,480
Tranche B, term loan 2.54% 11/30/17 (b)	185,455	185,512
Cortes NP Acquisition Corp. Tranche B, term loan 5.0302% 11/30/23 (b)	314,494	317,443
Dayton Power & Light Co. Tranche B 1LN, term loan 4.04% 8/24/22 (b)	124,688	125,467
Dynegy, Inc. Tranche C, term loan 4.25% 6/27/23 (b)	750,000	751,448
Energy Future Holdings Corp. term loan 4.304% 6/30/17 (b)	740,000	738,764
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	410,156	411,899
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	265,000	257,713
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	870,006	865,656
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	480,459	477,456
Limetree Bay Terminals LLC term loan 6.04% 2/15/24 (b)	330,000	333,300
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	245,625	205,915
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	732,290	714,898
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	43,659	38,229
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	19,051	16,828
Tex Operations Co. LLC:
Tranche B, term loan 3.5306% 8/4/23 (b)	507,656	506,387
Tranche C, term loan 3.5306% 8/4/23 (b)	116,071	115,781
USIC Holdings, Inc. Tranche 1LN, term loan 6.75% 12/9/23 (b)	498,750	501,244
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.1928% 12/14/23 (b)	374,063	374,343

TOTAL UTILITIES		8,017,701

TOTAL BANK LOAN OBLIGATIONS
(Cost $148,351,268)		148,712,117

Nonconvertible Bonds - 5.1%
Banks & Thrifts - 0.1%
Ally Financial, Inc. 3.25% 11/5/18	250,000	251,720
Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (f)	255,000	257,550
4.289% 5/15/21 (b)(f)	205,000	209,869
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.5232% 7/15/21 (b)(f)	145,000	148,354
6.875% 2/15/21 (b)	162,034	166,490
Silgan Holdings, Inc. 4.75% 3/15/25 (f)	180,000	180,675

TOTAL CONTAINERS		962,938

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	338,180
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	100,000	109,625

TOTAL DIVERSIFIED FINANCIAL SERVICES		447,805

Energy - 0.3%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (f)	115,000	126,644
Citgo Petroleum Corp. 6.25% 8/15/22 (f)	385,000	389,813
Peabody Securities Finance Corp. 6% 3/31/22 (f)	50,000	49,719

TOTAL ENERGY		566,176

Environmental - 0.1%
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (f)	170,000	175,100
Food/Beverage/Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (f)	200,000	204,250
Gaming - 0.2%
Jacobs Entertainment, Inc. 7.875% 2/1/24 (f)	40,000	41,150
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (b)	250,000	260,625

TOTAL GAMING		301,775

Healthcare - 1.4%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	203,500
HCA Holdings, Inc.:
3.75% 3/15/19	500,000	511,250
4.25% 10/15/19	500,000	517,500
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (f)	105,000	112,035
Tenet Healthcare Corp.:
4.6312% 6/15/20 (b)	420,000	422,100
7.5% 1/1/22 (f)	85,000	91,800
Valeant Pharmaceuticals International, Inc.:
6.5% 3/15/22 (f)	220,000	226,325
7% 3/15/24 (f)	250,000	256,563

TOTAL HEALTHCARE		2,341,073

Homebuilders/Real Estate - 0.1%
Communications Sales & Leasing, Inc. 6% 4/15/23 (f)	100,000	103,750
Leisure - 0.3%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	200,000	208,000
7.25% 11/30/21 (f)	265,000	282,556

TOTAL LEISURE		490,556

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	250,000	254,063
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (f)	40,000	33,000
Harland Clarke Holdings Corp. 8.375% 8/15/22 (f)	115,000	117,875

TOTAL PUBLISHING/PRINTING		150,875

Services - 0.3%
APX Group, Inc.:
7.875% 12/1/22	275,000	297,000
7.875% 12/1/22 (f)	125,000	135,000

TOTAL SERVICES		432,000

Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	78,000	79,963
4.42% 6/15/21 (f)	235,000	245,727
NXP BV/NXP Funding LLC 4.125% 6/1/21 (f)	200,000	207,500

TOTAL TECHNOLOGY		533,190

Telecommunications - 0.8%
Altice Financing SA 7.5% 5/15/26 (f)	225,000	239,063
FairPoint Communications, Inc. 8.75% 8/15/19 (f)	40,000	41,216
SFR Group SA:
6% 5/15/22 (f)	300,000	310,875
6.25% 5/15/24 (f)	350,000	352,188
7.375% 5/1/26 (f)	485,000	499,550

TOTAL TELECOMMUNICATIONS		1,442,892

Utilities - 0.0%
The AES Corp. 4.0546% 6/1/19 (b)	15,000	15,000
TOTAL NONCONVERTIBLE BONDS
(Cost $8,415,962)		8,673,163
	Shares	Value

Common Stocks - 0.0%
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (g)	121	28,855
Utilities - 0.0%
Southcross Holdings Borrower LP	21	9,352
TOTAL COMMON STOCKS
(Cost $249,563)		38,207

Money Market Funds - 12.9%
Fidelity Cash Central Fund, 0.84% (h)
(Cost $21,861,108)	21,859,147	21,863,519
TOTAL INVESTMENT PORTFOLIO - 105.5%
(Cost $178,877,901)		179,287,006
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(9,400,734)
NET ASSETS - 100%		$169,886,272

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $407,115 and $407,916, respectively.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,435,735 or 3.2% of net assets.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,855 or 0.0% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	9/17/14	$232,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,707
Total	$33,707

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$28,855	$--	$28,855	$--
Utilities	9,352	--	--	9,352
Bank Loan Obligations	148,712,117	--	147,982,889	729,228
Corporate Bonds	8,673,163	--	8,673,163	--
Money Market Funds	21,863,519	21,863,519	--	--
Total Investments in Securities:	$179,287,006	$21,863,519	$156,684,907	$738,580

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $178,886,157. Net unrealized appreciation aggregated $400,849, of which $2,028,167 related to appreciated investment securities and $1,627,318 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017